UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS — 109.1%
ASSET-BACKED SECURITIES — 4.4%
Collateralized Loan Obligations — 2.1%
250	ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class A, 144A 1.742%(a), 10/12/23	$ 249,797
250	Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1 (Cayman Islands), 144A 1.539%(a), 02/14/25	247,177

		496,974

Residential Mortgage-Backed Securities — 2.3%
318	Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M 0.728%(a), 08/25/34	291,940
250	HSBC Home Equity Loan Trust USA, Series 2006-4, Class M2 0.437%(a), 03/20/36	229,375

		521,315

	TOTAL ASSET-BACKED SECURITIES (cost $1,019,974)	1,018,289

BANK LOANS(a) — 4.3%
Cable — 2.1%
500	Charter Communications Operating LLC, Term Loan 3.00%, 07/01/20	497,563

Electric — 2.2%
500	NRG Energy, Inc., Term Loan 2.75%, 07/01/18	497,916

	TOTAL BANK LOANS (cost $997,500)	995,479

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%
175	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4 5.889%, 07/10/44	190,296
52	Series 2007-2, Class A1A 5.584%(a), 04/10/49	56,266
210	Series 2007-5, Class A1A 5.361%, 02/10/51	232,512
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM 5.183%(a), 09/10/47	214,707
250	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2 1.813%, 09/10/45	251,870
250	Series 2013-GC11, Class A2 1.987%, 04/10/46	250,652
250	Commercial Mortgage Trust, Series 2013-CR10, Class A2 2.972%, 08/10/46	258,963
250	DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642%, 08/10/44	262,373

1,442	FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO 1.664%(a), 06/25/20	115,652
3,227	Series K018, Class X1, IO 1.455%(a), 01/25/22	282,920
1,977	Series K020, Class X1, IO 1.473%(a), 05/25/22	186,323
20,000	GS Mortgage Securities Corp. II, Series 2014-GC18, Class XB, IO 0.063%, 01/10/47	259,364
270	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM 4.999%(a), 10/15/42	285,664
130	ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM 5.882%(a), 06/12/46	143,274
245	Series 2006-3, Class A1A 5.409%(a), 07/12/46	268,345
218	Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A 5.422%(a), 02/12/44	237,015
100	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class AJ 4.896%(a), 10/15/41	102,879
20	Series 2006-C26, Class APB 5.997%, 06/15/45	21,155
243	Series 2006-C28, Class A1A 5.559%, 10/15/48	264,055

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,877,371)	3,884,285

CORPORATE BONDS — 69.8%
Aerospace & Defense — 1.1%
125	Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A 7.50%, 03/15/18	139,375
25	Textron, Inc., Sr. Unsec’d. Notes 3.65%, 03/01/21	25,145
75	TransDigm, Inc., Gtd. Notes 7.75%, 12/15/18	80,250

		244,770

Airlines — 0.9%
194	American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust, 144A 4.95%, 01/15/23	206,695

Automobiles — 1.9%
125	American Axle & Manufacturing, Inc., Gtd. Notes 5.125%, 02/15/19	128,437
200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 2.375%, 01/16/18	202,401
100	Lear Corp., Gtd. Notes 7.875%, 03/15/18	104,500

		435,338

Banking — 12.6%
125	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	150,452
50	Bank of America Corp., Jr. Sub. Notes 8.125%(a), 12/29/49	55,630
220	Sr. Unsec’d. Notes 2.60%, 01/15/19	221,254

125	5.65%, 05/01/18	142,430
100	Sub. Notes 5.42%, 03/15/17	110,104
125	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes 6.75%, 05/22/19	151,429
125	Capital One Financial Corp., Sr. Unsec’d. Notes 6.75%, 09/15/17	146,966
125	Citigroup, Inc., Sr. Unsec’d. Notes 8.50%, 05/22/19	160,863
85	Sub. Notes 5.50%, 02/15/17	94,492
100	Discover Financial Services, Sr. Unsec’d. Notes 5.20%, 04/27/22	106,348
125	Fifth Third Bancorp, Sr. Unsec’d. Notes 3.625%, 01/25/16	131,368
150	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 5.95%, 01/18/18	170,775
75	Sub. Notes 5.625%, 01/15/17	82,848
125	HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes 5.10%, 04/05/21	139,709
50	JPMorgan Chase & Co., Jr. Sub. Notes 7.90%(a), 04/29/49	55,310
50	Sr. Unsec’d. Notes 3.875%, 02/01/24	49,914
185	6.00%, 01/15/18	213,184
100	KeyCorp, Sr. Unsec’d. Notes 5.10%, 03/24/21	111,790
200	Morgan Stanley, Notes 6.625%, 04/01/18	234,116
110	Sr. Unsec’d. Notes 2.50%, 01/24/19	109,710
125	Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes 4.375%, 03/16/16	133,639
50	Wells Fargo & Co., Jr. Sub. Notes 7.98%(a), 12/31/49	56,375
75	Sr. Unsec’d. Notes 3.00%, 01/22/21	75,338

		2,904,044

Brokerage —0.4%
50	Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes 2.00%, 09/13/16	50,521
30	4.125%, 01/19/16	31,667

		82,188

Building Materials & Construction —1.0%
100	Building Materials Corp. of America, Sr. Notes, 144A (original cost $106,000; purchased 01/23/14) 6.875%(b)(c), 08/15/18	105,500

125	Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS 9.25%, 05/12/20	135,188

		240,688

Cable — 1.5%
100	Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $105,250; purchased 01/29/14) 11.50%(b)(c), 11/20/14	104,725
125	CSC Holdings LLC, Sr. Unsec’d. Notes 7.625%, 07/15/18	142,813
100	Virgin Media Finance PLC (United Kingdom), Gtd. Notes 8.375%, 10/15/19	108,125

		355,663

Capital Goods — 3.2%
100	Case New Holland, Inc., Gtd. Notes 7.875%, 12/01/17	117,125
125	Columbus Mckinnon Corp., Gtd. Notes 7.875%, 02/01/19	135,000
125	Griffon Corp., Gtd. Notes 7.125%, 04/01/18	132,187
100	Steelcase, Inc., Sr. Unsec’d. Notes 6.375%, 02/15/21	114,329
125	Terex Corp., Gtd. Notes 6.50%, 04/01/20	134,062
100	Xylem, Inc., Sr. Unsec’d. Notes 4.875%, 10/01/21	107,658

		740,361

Chemicals — 3.7%
100	Ashland, Inc., Sr. Unsec’d. Notes 3.875%, 04/15/18	101,625
250	Celanese US Holdings LLC, Gtd. Notes 6.625%, 10/15/18	264,375
100	Dow Chemical Co. (The), Sr. Unsec’d. Notes 4.125%, 11/15/21	103,663
100	Eastman Chemical Co., Sr. Unsec’d. Notes 2.40%, 06/01/17	102,315
75	Koppers, Inc., Gtd. Notes 7.875%, 12/01/19	81,000
100	Olin Corp., Sr. Unsec’d. Notes 8.875%, 08/15/19	108,000
75	Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A 9.75%, 03/31/20	84,750

		845,728

Consumer — 2.7%
130	ADT Corp. (The), Sr. Unsec’d. Notes 2.25%, 07/15/17	128,086
100	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes 4.00%, 06/15/22	101,554

75	Scotts Miracle-Gro Co. (The), Gtd. Notes 6.625%, 12/15/20	80,812
100	Service Corp. International, Sr. Unsec’d. Notes 7.00%, 05/15/19	106,500
100	West Corp., Gtd. Notes 8.625%, 10/01/18	107,875
100	Whirlpool Corp., Sr. Unsec’d. Notes 4.70%, 06/01/22	106,617

		631,444

Electric — 0.6%
25	Commonwealth Edison Co., First Mortgage 2.15%, 01/15/19	25,144
100	NRG Energy, Inc., Gtd. Notes 8.50%, 06/15/19	106,250

		131,394

Energy - Integrated — 1.2%
120	Pacific Rubiales Energy Corp. (Columbia), Gtd. Notes, RegS 5.375%, 01/26/19	120,600
150	Total Capital International SA (France), Gtd. Notes 2.125%, 01/10/19	151,817

		272,417

Energy - Other — 2.1%
200	Cameron International Corp., Sr. Unsec’d. Notes 3.60%, 04/30/22	197,663
125	CGG SA (France), Gtd. Notes 7.75%, 05/15/17	128,437
100	Nabors Industries, Inc., Gtd. Notes, 144A 2.35%, 09/15/16	102,402
50	Weatherford International LLC, Gtd. Notes 6.35%, 06/15/17	56,287

		484,789

Foods — 2.4%
100	Bunge Ltd. Finance Corp., Gtd. Notes 3.20%, 06/15/17	103,516
75	Darling International, Inc., Gtd. Notes, 144A 5.375%, 01/15/22	75,563
75	Michael Foods Group, Inc., Gtd. Notes 9.75%, 07/15/18	80,719
100	Mondelez International, Inc., Sr. Unsec’d. Notes 2.25%, 02/01/19	99,968
100	Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A 5.25%, 08/01/18	104,125

75	Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A (original cost $82,500; purchased 01/21/14) 8.875%(b)(c), 12/15/17	81,937

		545,828

Gaming — 0.8%
75	GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A 4.875%, 11/01/20	75,938
100	Pinnacle Entertainment, Inc., Gtd. Notes 8.75%, 05/15/20	109,500

		185,438

Health Care & Pharmaceutical — 3.0%
100	Actavis, Inc., Sr. Unsec’d. Notes 1.875%, 10/01/17	99,770
250	Amgen, Inc., Sr. Unsec’d. Notes 3.875%, 11/15/21	260,430
100	Express Scripts Holding Co., Gtd. Notes 2.65%, 02/15/17	103,601
125	Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A 4.375%, 02/01/19	125,469
100	Gilead Sciences, Inc., Sr. Unsec’d. Notes 4.40%, 12/01/21	108,532

		697,802

Health Care Insurance — 2.3%
119	Aetna, Inc., Sr. Unsec’d. Notes 6.50%, 09/15/18	141,567
100	Cigna Corp., Sr. Unsec’d. Notes 4.50%, 03/15/21	108,235
125	UnitedHealth Group, Inc., Sr. Unsec’d. Notes 6.00%, 02/15/18	145,379
125	WellPoint, Inc., Sr. Unsec’d. Notes 2.30%, 07/15/18	125,755

		520,936

Insurance — 1.6%
125	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	157,011
100	Berkshire Hathaway Finance Corp., Gtd. Notes 0.39%(a), 01/10/17	99,942
100	XLIT Ltd. (Ireland), Gtd. Notes 2.30%, 12/15/18	99,830

		356,783

Lodging — 0.4%
100	Marriott International, Inc., Sr. Unsec’d. Notes 3.25%, 09/15/22	95,878

Media & Entertainment — 1.3%
250	AMC Networks, Inc., Gtd. Notes 7.75%, 07/15/21	280,625

25	LIN Television Corp., Gtd. Notes 8.375%, 04/15/18	26,313

		306,938

Metals — 3.5%
300	AK Steel Corp., Sr. Sec’d. Notes 8.75%, 12/01/18	338,250
100	ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes 6.125%, 06/01/18	108,750
350	FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A 6.875%, 02/01/18	368,375

		815,375

Non-Captive Finance — 2.0%
200	CIT Group, Inc., Sr. Unsec’d. Notes 5.25%, 03/15/18	213,000
25	General Electric Capital Corp., Sr. Unsec’d. Notes 2.30%, 01/14/19	25,249
200	5.625%, 05/01/18	230,933

		469,182

Paper — 1.1%
100	International Paper Co., Sr. Unsec’d. Notes 7.50%, 08/15/21	125,623
100	Weyerhaeuser Co., Sr. Unsec’d. Notes 7.375%, 10/01/19	122,383

		248,006

Pipelines & Other — 0.7%
50	El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes 6.50%, 04/01/20	57,829
100	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 2.65%, 02/01/19	99,830

		157,659

Railroads — 1.4%
100	Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes 3.45%, 09/15/21	101,525
100	CSX Corp., Sr. Unsec’d. Notes 5.60%, 05/01/17	112,472
100	Union Pacific Corp., Sr. Unsec’d. Notes 4.00%, 02/01/21	106,290

		320,287

Real Estate Investment Trusts (REITs) — 3.4%
115	Digital Realty Trust LP, Gtd. Notes 4.50%, 07/15/15	119,587
100	Felcor Lodging LP, Sr. Sec’d. Notes 10.00%, 10/01/14	105,250
100	HCP, Inc., Sr. Unsec’d. Notes 3.75%, 02/01/19	105,525

100	Kilroy Realty LP, Gtd. Notes 5.00%, 11/03/15	106,360
100	Kimco Realty Corp., Sr. Unsec’d. Notes 6.875%, 10/01/19	119,976
100	Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes 5.375%, 06/01/23	97,500
125	Simon Property Group LP, Sr. Unsec’d. Notes 2.20%, 02/01/19	124,960

		779,158

Retailers — 1.8%
150	Autozone, Inc., Sr. Unsec’d. Notes 1.30%, 01/13/17	150,430
75	Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A 9.00%, 03/15/19	78,563
100	CVS Caremark Corp., Sr. Unsec’d. Notes 5.75%, 06/01/17	113,894
75	L Brands, Inc., Gtd. Notes 5.625%, 02/15/22	76,125

		419,012

Technology — 5.1%
125	CDW LLC/CDW Finance Corp., Gtd. Notes 8.50%, 04/01/19	137,187
125	Sr. Sec’d. Notes 8.00%(a), 12/15/18	135,625
250	Commscope, Inc., Gtd. Notes, 144A 8.25%, 01/15/19	271,562
250	First Data Corp., Sr. Sec’d. Notes, 144A 8.875%, 08/15/20	275,000
100	Hewlett-Packard Co., Sr. Unsec’d. Notes 2.65%, 06/01/16	103,171
25	2.75%, 01/14/19	25,177
100	Maxim Integrated Products, Inc., Sr. Unsec’d. Notes 2.50%, 11/15/18	100,733
125	Sensata Technologies BV (Netherlands), Gtd. Notes, 144A 6.50%, 05/15/19	134,375

		1,182,830

Telecommunications — 3.7%
100	America Movil SAB de CV (Mexico), Gtd. Notes 5.00%, 03/30/20	108,831
200	Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A 5.125%, 03/11/23	185,250
150	Frontier Communications Corp., Sr. Unsec’d. Notes 8.125%, 10/01/18	170,625
50	Qwest Corp., Sr. Unsec’d. Notes 6.75%, 12/01/21	55,823

	100	SBA Telecommunications, Inc., Gtd. Notes 8.25%, 08/15/19	107,000
	200	Verizon Communications, Inc., Sr. Unsec’d. Notes 4.60%, 04/01/21	216,234

			843,763

Textiles — 0.5%
	100	PVH Corp., Sr. Unsec’d. Notes 7.375%, 05/15/20	109,000

Tobacco — 0.9%
	100	Altria Group, Inc., Gtd. Notes 4.75%, 05/05/21	109,171
	100	Philip Morris International, Inc., Sr. Unsec’d. Notes 4.125%, 05/17/21	105,658

			214,829

Transportation — 1.0%
	100	ERAC USA Finance LLC, Gtd. Notes, 144A 2.80%(b)(c), 11/01/18 (original cost $101,859; purchased 01/07/14)	102,155
	125	Hertz Corp. (The), Gtd. Notes 7.50%, 10/15/18	133,594

			235,749

		TOTAL CORPORATE BONDS (cost $16,068,850)	16,079,972

FOREIGN GOVERNMENT BONDS — 10.0%
EUR	100	Brazilian Government International Bond (Brazil), Unsec’d. Notes 11.00%, 06/26/17	173,478
JPY	10,000	Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes 5.25%(c), 02/01/16	90,046
	100	Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS 11.625%, 03/04/19	131,750
EUR	70	Ireland Government Bond (Ireland), Bonds 4.40%, 06/18/19	105,842
EUR	20	Italy Buoni Poliennali del Tesoro (Italy), Bonds 3.50%, 12/01/18	28,445
EUR	300	Italy Certificati di Credito del Tesoro (Italy), Bonds 1.135%(e), 12/31/15	396,653
JPY	10,000	Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS 3.70%, 11/14/16	101,766
JPY	5,000	4.50%, 06/08/15	50,764
EUR	20	Sr. Unsec’d. Notes, MTN, RegS 5.75%, 07/25/16	29,654
EUR	75	Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS 4.75%, 06/14/19	104,509
EUR	200	6.40%, 02/15/16	290,261
	30	Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A 4.875%, 01/22/24	29,400

EUR	100	South Africa Government International Bond (South Africa), Unsec’d. Notes 4.50%, 04/05/16	141,655
EUR	80	Spain Government International Bond (Spain), Sr. Unsec’d. Notes 3.75%, 10/31/18	115,316
	500	Sr. Unsec’d. Notes, MTN, 144A 4.00%, 03/06/18	523,860

		TOTAL FOREIGN GOVERNMENT BONDS (cost $2,332,330)	2,313,399

NON-CORPORATE FOREIGN AGENCIES — 3.1%
	200	CNOOC Finance 2013 Ltd. (China), Gtd. Notes 3.00%, 05/09/23	177,534
	100	Ecopetrol SA (Columbia), Sr. Unsec’d. Notes 7.625%, 07/23/19	117,000
	50	Electricite de France (France), Sr. Unsec’d. Notes, 144A 2.15%, 01/22/19	49,737
EUR	22	Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, MTN, RegS 4.375%, 03/31/14	29,828
	100	KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A 9.125%, 07/02/18	119,250
	100	Majapahit Holding BV (Indonesia), Gtd. Notes, RegS 7.25%, 06/28/17	109,250
	100	Petroleos Mexicanos (Mexico), Gtd. Notes 5.50%, 01/21/21	106,500

		TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $714,610)	709,099

U.S. TREASURY OBLIGATION — 0.6%
	125	U.S. Treasury Bonds, 3.75%, 11/15/43(d) (cost $126,357)	127,910

		TOTAL LONG-TERM INVESTMENTS (cost $25,136,992)	25,128,433

SHORT-TERM INVESTMENT — 4.8%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
	1,108,770	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,108,770)(f)	1,108,770
		TOTAL INVESTMENTS — 113.9% (cost $26,245,762)(g)	26,237,203
		LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (13.9)%	(3,201,833)

		NET ASSETS — 100%	$ 23,035,370

The following abbreviations were used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CSK	Czech Kruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israel New Shekel
JPY	Japanese Yen
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $395,609. The aggregate value of $394,317 is approximately 1.7% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	Prudential Investment LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$26,245,762

Appreciation	62,771
Depreciation	(71,330)

Net Unrealized Depreciation	$(8,559)

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at January 31, 2014.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Depreciation(1)(2)
	Long Position:
1	10 Year U.S. Treasury Notes	Mar. 2014	$125,797	$125,750	$(47)

	Short Positions:
1	2 Year U.S.Treasury Notes	Mar. 2014	219,844	220,203	(359)
23	5 Year U.S.Treasury Notes	Mar. 2014	2,758,711	2,774,375	(15,664)
8	U.S. Long Bond	Mar. 2014	1,067,500	1,068,750	(1,250)
1	U.S. Ultra Bond	Mar. 2014	142,469	143,813	(1,344)

					(18,617)

					$(18,664)

(1)	Cash of $95,000 and U.S. Treasury Securities with a market value of $127,910 have been segregated to cover requirements for open futures contracts at January 31, 2014.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/15/14	Citigroup Global Markets	AUD	14	$12,500	$12,474	$(26)
Expiring 04/15/14	Credit Suisse First Boston Corp.	AUD	43	37,600	37,455	(145)
British Pound, Expiring 04/24/14	Credit Suisse First Boston Corp.	GBP	23	37,597	37,268	(329)
Expiring 04/28/14	Citigroup Global Markets	GBP	76	126,098	124,658	(1,440)
Canadian Dollar, Expiring 04/25/14	Barclays Capital Group	CAD	28	25,000	24,945	(55)
Czech Koruna, Expiring 04/24/14	Barclays Capital Group	CSK	502	25,000	24,586	(414)
Expiring 04/24/14	Citigroup Global Markets	CSK	1,262	62,316	61,860	(456)
Euro, Expiring 04/28/14	Citigroup Global Markets	EUR	83	111,746	111,309	(437)
Hungarian Forint, Expiring 04/24/14	Citigroup Global Markets	HUF	13,407	59,951	57,568	(2,383)
Israel Shekel, Expiring 04/30/14	Barclays Capital Group	ILS	175	50,100	49,851	(249)
Expiring 04/30/14	Barclays Capital Group	ILS	87	25,000	24,798	(202)
Japanese Yen, Expiring 04/25/14	Barclays Capital Group	JPY	5,126	50,100	50,192	92
Expiring 04/28/14	Barclays Capital Group	JPY	2,557	24,966	25,040	74
Expiring 04/28/14	Citigroup Global Markets	JPY	13,043	125,126	127,724	2,598
Malaysian Ringgit, Expiring 04/10/14	Citigroup Global Markets	MYR	82	25,000	24,487	(513)
Mexican Peso, Expiring 04/25/14	Barclays Capital Group	MXN	1,624	121,204	120,605	(599)
Expiring 04/25/14	Barclays Capital Group	MXN	504	37,600	37,413	(187)
New Zealand Dollar, Expiring 04/15/14	Barclays Capital Group	NZD	153	126,037	122,665	(3,372)
Expiring 04/15/14	Barclays Capital Group	NZD	61	50,100	49,063	(1,037)
Norwegian Krone, Expiring 04/24/14	JPMorgan Chase	NOK	454	73,406	72,059	(1,347)
Polish Zloty, Expiring 04/24/14	Citigroup Global Markets	PLN	380	122,799	119,788	(3,011)
Romanian Leu, Expiring 04/24/14	Citigroup Global Markets	RON	125	37,600	36,959	(641)
Singapore Dollar, Expiring 04/17/14	Citigroup Global Markets	SGD	32	25,000	24,952	(48)
Expiring 04/17/14	Citigroup Global Markets	SGD	32	24,844	24,784	(60)
South African Rand, Expiring 04/25/14	Deutsche Bank AG	ZAR	280	25,000	24,853	(147)
Swedish Krona, Expiring 04/24/14	Credit Suisse First Boston Corp.	SEK	1,544	237,872	235,307	(2,565)
Swiss Franc, Expiring 04/24/14	Citigroup Global Markets	CHF	235	263,200	259,642	(3,558)

Turkish New Lira, Expiring 04/30/14	Barclays Capital Group	TRY	117	50,100	50,253	153
Expiring 04/30/14	Citigroup Global Markets	TRY	148	62,600	63,966	1,366
Expiring 04/30/14	Citigroup Global Markets	TRY	52	22,500	22,524	24

				$2,077,962	$2,059,048	$(18,914)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/15/14	Barclays Capital Group Credit Suisse First	AUD	73	$62,700	$63,142	$(442)
Expiring 04/15/14	Boston Corp.	AUD	29	25,000	24,996	4
British Pound, Expiring 04/25/14	Deutsche Bank AG	GBP	30	50,100	49,890	210
Canadian Dollar, Expiring 04/25/14	Citigroup Global Markets	CAD	215	196,410	192,695	3,715
Czech Koruna, Expiring 04/24/14	Barclays Capital Group	CSK	1,787	87,700	87,569	131
Euro, Expiring 04/28/14	Barclays Capital Group	EUR	588	803,408	793,611	9,797
Expiring 04/28/14	Barclays Capital Group	EUR	19	24,966	24,970	(4)
Expiring 04/28/14	Citigroup Global Markets	EUR	178	242,667	239,642	3,025
Expiring 04/28/14	Citigroup Global Markets	EUR	175	237,451	236,384	1,067
Expiring 04/28/14	Citigroup Global Markets	EUR	111	151,313	149,239	2,074
Hungarian Forint, Expiring 04/24/14	Barclays Capital Group	HUF	6,765	30,100	29,049	1,051
Expiring 04/24/14	Citigroup Global Markets	HUF	2,841	12,500	12,198	302
Expiring 04/24/14	Deutsche Bank AG	HUF	4,078	17,500	17,509	(9)
Japanese Yen, Expiring 04/28/14	Barclays Capital Group	JPY	54,102	522,758	529,776	(7,018)
Expiring 04/28/14	Credit Suisse First Boston Corp.	JPY	10,782	103,333	105,580	(2,247)
Expiring 04/28/14	Credit Suisse First Boston Corp.	JPY	5,386	52,662	52,744	(82)
Malaysian Ringgit, Expiring 04/10/14	Citigroup Global Markets	MYR	84	25,000	24,934	66
Mexican Peso, Expiring 04/25/14	Barclays Capital Group	MXN	839	62,600	62,290	310
Expiring 04/25/14	Citigroup Global Markets	MXN	441	32,600	32,778	(178)
New Taiwanese Dollar, Expiring 03/04/14	Citigroup Global Markets	TWD	756	25,000	24,992	8
Expiring 03/18/14	Barclays Capital Group	TWD	1,130	37,500	37,364	136
New Zealand Dollar, Expiring 04/15/14	Barclays Capital Group	NZD	31	25,000	24,981	19
Norwegian Krone, Expiring 04/24/14	Credit Suisse First Boston Corp.	NOK	233	37,597	36,962	635
Expiring 04/24/14	Deutsche Bank AG	NOK	603	97,800	95,712	2,088
Expiring 04/24/14	Deutsche Bank AG	NOK	237	37,600	37,638	(38)
Expiring 04/24/14	Deutsche Bank AG	NOK	235	37,600	37,399	201
Polish Zloty, Expiring 04/24/14	Barclays Capital Group	PLN	159	50,100	50,129	(29)
Russian Ruble, Expiring 04/17/14	Citigroup Global Markets	RUB	881	25,000	24,675	325

Expiring 04/17/14	Citigroup Global Markets	RUB	865	25,000	24,219	781
Expiring 04/17/14	Citigroup Global Markets	RUB	433	12,500	12,127	373
Singapore Dollar, Expiring 04/17/14	Citigroup Global Markets	SGD	64	49,723	49,791	(68)
South African Rand, Expiring 04/25/14	Citigroup Global Markets	ZAR	278	24,613	24,726	(113)
Swedish Krona, Expiring 04/24/14	Credit Suisse First Boston Corp.	SEK	328	50,100	50,059	41
Swiss Franc, Expiring 04/24/14	Barclays Capital Group	CHF	22	25,000	24,787	213
Expiring 04/24/14	Citigroup Global Markets	CHF	43	47,600	47,038	562
Expiring 04/24/14	Credit Suisse First Boston Corp.	CHF	192	211,393	212,046	(653)
Thailand Baht, Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	852	25,100	25,454	(354)
Turkish New Lira, Expiring 04/30/14	Barclays Capital Group	TRY	319	134,573	137,425	(2,852)

				$3,719,567	$3,706,520	$13,047

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Interest rate swap agreement outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade	Value at Jan. 31,	Unrealized
Exchange-traded swap agreement:					Date	2014	Depreciation(2)
EUR	400	01/30/16	0.495%	3 month LIBOR(1)	$—	$(379)	$(379)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$496,974	$—
Residential Mortgage-Backed Securities	—	521,315	—
Bank Loans	—	995,479	—
Commercial Mortgage-Backed Securities	—	3,624,921	259,364
Corporate Bonds	—	15,873,277	206,695
Foreign Government Bonds	—	2,223,353	90,046
Non-Corporate Foreign Agencies	—	709,099	—
U.S. Treasury Obligation	—	127,910	—
Affiliated Money Market Mutual Fund	1,108,770	—	—
Other Financial Instruments*
Futures	(18,664)	—	—
Forward foreign currency exchange contracts	—	(5,867)	—
Interest rate swap agreement	—	(379)	—

Total	$1,090,106	$24,566,082	$556,105

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage- Backed Security	Corporate Bond	Foreign Government Bond
Beginning Balance:	$—	$—	$—
Accrued discounts/premiums	—	(41)	105
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	—	283	(1,758)
Purchases	259,364	206,453	91,699
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Ending Balance	$259,364	$206,695	$90,046

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $1,475 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

Prudential Total Return Bond Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 98.6%
ASSET-BACKED SECURITIES — 17.0%
Collateralized Debt Obligations — 0.1%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.499	%(a)	04/25/19			2,139	$2,111,842
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A	0.447	%(a)	04/20/19	(b)		124	123,170

							2,235,012

Collateralized Loan Obligations — 9.2%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417	%(a)	04/20/25			14,300	14,063,079
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25			1,550	1,520,238
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.432	%(a)	07/13/25			6,100	5,997,795
Ares Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.499	%(a)	01/26/20			1,808	1,787,721
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	1.219	%(a)	05/17/21			15,524	15,428,034
Avoca CLO II BV (Netherlands), Series II-A, Class A1, 144A	0.729	%(a)	01/15/20		EUR	1,670	2,240,461
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.337	%(a)	04/20/25			8,400	8,194,615
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.439	%(a)	07/15/24			16,300	15,958,781
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.515	%(a)	06/20/17			733	731,007
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.767	%(a)	01/15/26			4,300	4,283,304
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.177	%(a)	08/01/21			13,473	13,375,939
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388	%(a)	04/17/25			15,600	15,250,872
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.588	%(a)	01/17/24			10,000	9,907,834
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.478	%(a)	02/28/18			376	374,644
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.487	%(a)	07/22/20			1,230	1,214,535
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.713	%(a)	03/15/20			3,000	2,931,098
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1, RegS	0.550	%(a)	07/20/21		EUR	1,172	1,571,931
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.469	%(a)	08/21/20			685	683,814
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379	%(a)	04/15/24			10,050	9,865,309
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	1.389	%(a)	04/25/25			4,300	4,222,123
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.642	%(a)	09/06/22			1,112	1,111,360
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	0.499	%(a)	06/01/17			449	448,822
LightPoint CLO III Ltd., Series 2005-3A, Class A1A, 144A	0.503	%(a)	09/15/17			2,046	2,029,322
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.478	%(a)	01/31/22		EUR	3,430	4,551,045

Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.743	%(a)	09/15/23		11,500	11,473,680
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.709	%(a)	05/18/23		5,000	4,982,143
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.488	%(a)	02/22/20		927	921,169
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	0.493	%(a)	03/15/18		144	143,871
North Westerly CLO BV, Series II-A, Class A, 144A	0.721	%(a)	09/14/19	EUR	1,717	2,304,114
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.671	%(a)	08/13/25		13,500	13,337,394
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.718	%(a)	11/22/23		11,150	11,122,057
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.438	%(a)	11/22/23		4,900	4,811,443
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.358	%(a)	07/17/25		13,160	12,838,327
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157	%(a)	04/20/21		10,031	9,959,862
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.387	%(a)	07/22/25		2,800	2,747,858
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,900	4,828,578
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289	%(a)	04/15/25		17,850	17,452,961
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.889	%(a)	08/17/22		2,000	1,980,143
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937	%(a)	10/20/23		4,350	4,376,605
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359	%(a)	07/15/25		16,350	16,023,991

						257,047,879

Non-Residential Mortgage-Backed Securities — 0.6%
Banc of America Funding Trust, Series 2005-D, Class A1	2.632	%(a)	05/25/35		239	245,886
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31		6	6,516
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.834	%(a)	06/25/34		1,306	1,309,370
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.700	%(a)	05/25/35		391	375,446
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	2.700	%(a)	05/25/35		130	131,605
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.363	%(a)	02/25/33		9	8,803
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.417	%(a)	02/20/36		95	90,016
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.160	%(a)	05/15/34		78	55,796
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.010	%(a)	06/15/18		7,792	7,767,563
IndyMac ARM Trust, Series 2001-H2, Class A1	1.717	%(a)	01/25/32		1	1,446
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32		1,368	1,413,436
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		122	125,058
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	5.500%		09/25/33		80	83,115
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.558	%(a)	02/25/34		44	41,281
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.558	%(a)	02/25/19		1	965
Regal Trust IV, Series 1999-1, Class A, 144A	2.457	%(a)	09/29/31		214	198,993
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32		15	15,771

Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21	108	116,851
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	67	71,838
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.463	%(a)	02/25/34	450	457,526
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	0.817	%(a)	09/19/32	46	44,545
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	3,107	3,108,110
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.062	%(a)	02/25/33	2	1,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	2.671	%(a)	04/25/35	1,030	1,048,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.628	%(a)	03/25/36	324	328,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37	507	533,068

					17,581,566

Residential Mortgage-Backed Securities — 7.1%
ABFC Trust, Series 2003-WMC1, Class M1	1.133	%(a)	06/25/33	330	316,697
ABFC Trust, Series 2004-OPT1, Class M1	1.208	%(a)	08/25/33	591	556,113
ABFC Trust, Series 2004-OPT5, Class A4	1.408	%(a)	06/25/34	2,813	2,676,845
ABFC Trust, Series 2005-AQ1, Class A4	5.010%		06/25/35	2,951	2,986,423
ABFC Trust, Series 2005-HE2, Class M2	0.908	%(a)	06/25/35	2,420	2,351,889
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.508	%(a)	01/25/35	457	443,237
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.133	%(a)	11/25/33	1,185	1,099,744
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.208	%(a)	12/25/33	1,514	1,423,427
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.058	%(a)	09/25/33	377	351,509
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.938	%(a)	04/25/34	8,569	7,998,425
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.628	%(a)	08/25/35	1,282	1,264,189
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.178	%(a)	04/25/34	1,532	1,363,071
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	1.118	%(a)	06/25/34	529	523,134
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	147	150,129
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.349	%(a)	02/25/45	149	149,696
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	0.858	%(a)	11/25/33	196	171,995
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.508	%(a)	02/25/33	869	820,439
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.499%		04/25/33	429	427,417
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.118	%(a)	09/25/34	3,850	3,788,319
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.488	%(a)	01/25/36	285	279,397
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.158	%(a)	11/25/32	552	532,580
Argent Securities, Inc., Series 2003-W2, Class M4	5.783	%(a)	09/25/33	600	559,708
Argent Securities, Inc., Series 2003-W7, Class M1	1.193	%(a)	03/25/34	974	921,751

Argent Securities, Inc., Series 2003-W10, Class M1	1.238	%(a)	01/25/34	1,854	1,784,976
Argent Securities, Inc., Series 2003-W10, Class M2	2.633	%(a)	01/25/34	281	227,930
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403%		04/25/34	697	703,342
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.708	%(a)	05/25/34	796	774,504
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.848	%(a)	04/25/34	5,223	5,047,102
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.405	%(a)	06/15/33	1,898	1,796,080
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.968	%(a)	06/25/34	2,572	2,398,140
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.058	%(a)	08/25/34	3,947	3,804,700
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	0.668	%(a)	07/25/35	1,065	1,050,675
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.178	%(a)	06/25/34	4,100	3,463,971
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.058	%(a)	08/25/34	4,383	4,104,433
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.733	%(a)	12/25/34	9,000	8,434,854
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.358	%(a)	10/25/32	136	127,775
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.058	%(a)	03/25/34	2,835	2,647,530
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.883	%(a)	04/25/34	849	751,363
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.013	%(a)	07/25/34	2,777	2,549,027
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.533	%(a)	03/25/33	56	5,974
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.133	%(a)	03/25/34	3,050	2,866,799
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M1	0.488	%(a)	01/25/36	723	701,646
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2	0.608	%(a)	05/25/35	3,418	3,205,121
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	0.858	%(a)	12/25/33	589	541,990
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.908	%(a)	02/25/34	2,124	2,005,839
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.208	%(a)	11/25/34	4,940	4,580,877
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.408	%(a)	08/25/32	20	17,239
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.700%		07/25/34	157	149,668
Fannie Mae REMICS, Series 2000-32, Class FM	0.607	%(a)	10/18/30	3	2,865
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	96	108,231
FBR Securitization Trust, Series 2005-2, Class M1	0.878	%(a)	09/25/35	1,400	1,323,781
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.539	%(a)	07/25/44	310	315,638
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.339	%(a)	02/25/45	32	32,431
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.983	%(a)	08/25/34	3,043	2,777,161
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.638	%(a)	04/25/35	4,500	4,249,026

Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.083	%(a)	10/25/31	119	93,622
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	56	61,838
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	188	214,817
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	104	121,269
Fremont Home Loan Trust, Series 2003-B, Class M1	1.208	%(a)	12/25/33	833	787,078
Government National Mortgage Assoc., Series 2000-30, Class FB	0.609	%(a)	10/16/30	1	1,160
GSAMP Trust, Series 2004-FM1, Class M1	1.133	%(a)	11/25/33	1,107	1,075,975
GSAMP Trust, Series 2004-FM2, Class M1	0.908	%(a)	01/25/34	2,376	2,258,740
GSAMP Trust, Series 2004-HE2, Class M1	0.808	%(a)	09/25/34	3,825	3,499,416
Home Equity Asset Trust, Series 2003-5, Class M1	1.208	%(a)	12/25/33	314	295,456
Home Equity Asset Trust, Series 2003-6, Class M1	1.208	%(a)	02/25/34	4,421	4,157,275
Home Equity Asset Trust, Series 2004-2, Class M1	0.953	%(a)	07/25/34	3,371	3,130,061
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	0.708	%(a)	03/25/35	1,750	1,651,032
HSBC Home Equity Loan Trust , Series 2005-1, Class A	0.447	%(a)	01/20/34	59	58,426
HSBC Home Equity Loan Trust U.S.A., Series 2006-1, Class A2	0.337	%(a)	01/20/36	1,448	1,419,444
HSBC Home Equity Loan Trust U.S.A., Series 2006-1, Class M1	0.437	%(a)	01/20/36	595	582,919
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.457	%(a)	07/20/36	1,600	1,510,578
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	0.467	%(a)	07/20/36	2,500	2,264,033
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.657	%(a)	11/20/36	970	938,488
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.908	%(a)	02/25/34	1,610	1,507,878
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.688	%(a)	06/25/34	668	630,529
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.718	%(a)	10/25/34	14	13,311
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.253	%(a)	09/25/34	3,105	3,028,679
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.938	%(a)	02/25/34	741	731,768
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	0.983	%(a)	10/25/34	5,691	5,331,153
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.878	%(a)	12/25/34	2,208	2,053,697
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	0.878	%(a)	07/25/34	533	501,860
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.678	%(a)	06/25/35	1,565	1,475,212
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	0.878	%(a)	06/25/35	424	392,888
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.003	%(a)	01/25/35	1,184	1,115,989
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.358	%(a)	05/25/33	1,749	1,631,989
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.433	%(a)	04/25/33	190	183,346
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.013	%(a)	03/25/34	1,063	985,574

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.058	%(a)	05/25/34	3,967	3,724,894
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.103	%(a)	06/25/34	513	479,218
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.218	%(a)	09/25/34	663	615,998
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.208	%(a)	12/27/33	1,460	1,406,597
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.058	%(a)	07/25/34	4,617	4,339,022
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.028	%(a)	11/25/34	1,650	1,466,021
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.088	%(a)	06/25/34	1,026	955,545
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.073	%(a)	07/25/34	851	809,502
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	0.918	%(a)	01/25/35	2,930	2,879,212
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	0.833	%(a)	03/25/35	1,500	1,397,444
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.283	%(a)	10/25/33	1,542	1,493,091
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.923	%(a)	02/25/35	1,326	1,188,880
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.058	%(a)	01/25/34	2,582	2,406,368
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.103	%(a)	02/25/35	1,686	1,670,336
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	5.980%		12/25/33	1,081	1,070,906
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.358	%(a)	12/25/34	122	120,299
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	400	423,397
Residential Asset Securities Corp., Series 2005-EMX4, Class A3	0.498	%(a)	11/25/35	184	184,133
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.283	%(a)	12/25/32	51	47,223
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.618	%(a)	11/25/35	1,000	951,493
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.283	%(a)	06/25/34	956	923,923
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.058	%(a)	11/25/34	802	739,935
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.088	%(a)	07/25/35	4,842	4,574,698
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.158	%(a)	10/25/33	1,402	1,320,424
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.058	%(a)	08/25/33	589	554,362
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.958	%(a)	02/25/34	19,141	17,992,621
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.958	%(a)	07/25/34	4,159	3,902,085
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.358	%(a)	08/25/34	1,110	1,005,399
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.098	%(a)	09/25/34	1,916	1,828,266
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.516	%(a)	02/25/32	8	8,611

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.125	%(a)	07/25/32			4	3,984
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.158	%(a)	07/25/32			254	236,570
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.083	%(a)	10/25/33			941	998,846
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.508	%(a)	04/25/33			780	755,207

							199,886,832

TOTAL ASSET-BACKED SECURITIES (cost $461,395,980)							476,751,289

BANK LOANS(a) — 2.9%
Airlines
United Airlines	4.000%		04/01/19			670	674,962

Automotive — 0.2%
Chrysler Group LLC	3.500%		05/24/17			1,706	1,713,258
Schaeffler AG (Germany)	4.250%		01/27/17			500	503,542
Tank & Rast GmbH (Germany)	3.793%		12/10/18		EUR	3,000	4,049,921

							6,266,721

Cable — 0.2%
Charter Communications Operating LLC	3.000%		12/31/20			1,379	1,380,219
CSC Holdings LLC	2.747%		04/17/20			1,070	1,062,791
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/08/20			2,000	2,004,250

							4,447,260

Capital Goods — 0.2%
ADS Waste Holdings, Inc.	4.250%		10/09/19			1,492	1,498,292
Gardner Denver, Inc. (original cost $3,480,386; purchased 7/24/13)	4.750%		07/30/20	(b)(c)	EUR	2,594	3,512,868

							5,011,160

Chemicals — 0.3%
Ceramtec GmbH (Germany)	4.750%		08/30/20		EUR	2,400	3,274,666
Macdermid, Inc.	4.000%		06/08/20			2,488	2,503,047
OXEA Finance & Cy SCA (Luxembourg)	4.500%		01/15/20		EUR	2,660	3,619,408

							9,397,121

Electric — 0.2%
Calpine Construction Finance Co. LP	3.000%		05/04/20			1,045	1,039,853
Calpine Corp.	4.000%		04/01/18			1,330	1,340,225
Calpine Corp.	4.000%		10/09/19			978	984,333
NRG Energy, Inc.	2.750%		07/01/18			1,489	1,482,546

							4,846,957

Foods — 0.3%
Birds Eye Iglo Group Ltd.	5.237%		01/31/18		EUR	2,475	3,355,438
Del Monte Foods Co.	4.000%		03/08/18			2,707	2,717,490
Dunkin Brands, Inc.	3.750%		02/14/20			989	991,965

							7,064,893

Gaming — 0.1%
CCM Merger, Inc.	5.000%		03/01/17			2,697	2,723,544

Healthcare & Pharmaceutical — 0.3%
Alere, Inc.	3.160%		06/30/16			758	758,563

Catalent Pharma Solutions, Inc.	3.747%		09/15/16			1,979	1,986,841
RPI Finance Trust (Luxembourg)	3.250%		05/09/18			1,930	1,934,604
RPI Finance Trust (Luxembourg)	3.250%		11/09/18			2,098	2,098,485
Valeant Pharmaceuticals International, Inc. (Canada)	2.410%		10/20/18			1,529	1,538,476

							8,316,969

Lodging
Hilton Worldwide Finance LLC	3.750%		10/26/20			1,184	1,191,876

Media & Entertainment
Entravision Communications Corp.	3.500%		05/29/20			971	964,766

Metals — 0.1%
FMG Resources (August 2006) Pty. Ltd.	4.250%		06/30/19			1,481	1,497,490

Non-Captive Finance — 0.1%
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19		GBP	2,300	3,809,324

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.970%		07/09/17		GBP	3,400	5,582,269
B&M Retail Ltd. (United Kingdom)	6.025%		03/06/20		GBP	1,500	2,488,965

							8,071,234

Technology — 0.4%
First Data Corp.	4.235%		03/24/21			60	59,955
First Data Corp.	4.246%		09/24/18			2,100	2,100,437
First Data Corp.	4.248%		03/26/18			790	792,135
Freescale Semiconductor, Inc.	5.000%		02/28/20			3,965	3,998,882
Interactive Data Corp.	3.750%		02/12/18			2,588	2,594,205
NXP BV (Netherlands)	3.250%		01/10/20			998	997,500

							10,543,114

Telecommunications
Fibertech Networks LLC	4.500%		12/18/19			167	167,173

Transportation — 0.2%
RAC PLC (original cost $4,931,696; purchased 10/24/12)	5.318%		10/29/19	(b)(c)	GBP	3,000	4,969,917

TOTAL BANK LOANS (cost $78,023,762)							79,964,481

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.2%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47			936	941,294
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45			388	389,401
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45			2,600	2,666,383
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45			1,110	1,197,511
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49			561	560,244
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49			2,260	2,452,769
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.584	%(a)	04/10/49			7,586	8,243,589
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51			2,939	3,255,162
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51			1,273	1,276,901

Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2	4.735%		09/11/42	11	10,828
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A3	5.793%		09/11/42	1,043	1,051,888
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	2,300	2,342,746
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.707	%(a)	12/10/49	1,364	1,381,577
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.136	%(a)	12/10/49	4,000	4,538,032
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	7,000	6,638,779
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	2,010	2,167,695
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859	%(a)	08/10/42	2,600	2,691,016
Commercial Mortgage Trust, Series 2006-C7, Class A4	5.752	%(a)	06/10/46	2,000	2,182,674
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,216	1,243,028
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	2,820,105
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,800	9,381,050
Commercial Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	11,800	12,221,472
Commercial Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	6,900	7,089,219
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	5.311%		12/15/39	2,758	2,995,376
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	5.760	%(a)	09/15/39	9,625	9,644,510
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A3	5.694	%(a)	09/15/40	2,686	2,730,495
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	4,290	4,440,961
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class AM	5.465	%(a)	02/15/39	1,030	1,112,902
Federal National Mortgage Association, Series 2012-M8, Class X1, IO	2.202	%(a)	12/25/19	47,012	3,830,975
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.035	%(a)	01/25/20	3,670	184,301
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.197	%(a)	04/25/20	7,979	440,019
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.664	%(a)	06/25/20	31,433	2,521,214
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.489	%(a)	08/25/20	3,924	285,414
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%		10/25/20	2,500	2,754,585
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.186	%(a)	12/25/20	1,488	1,614,072
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.258	%(a)	04/25/21	13,188	963,262
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.665	%(a)	07/25/21	1,510	149,248
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.473	%(a)	05/25/22	49,917	4,704,654
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.511	%(a)	06/25/22	30,118	2,963,068
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.742	%(a)	08/25/16	17,111	517,209
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.541	%(a)	02/25/18	10,436	573,519

FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.082	%(a)	05/25/18	9,420	735,439
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.782	%(a)	05/25/19	32,277	2,580,434
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.710	%(a)	07/25/19	48,481	3,802,153
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.378	%(a)	06/25/21	2,124	156,731
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	1,877	1,876,820
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	1,268	1,316,182
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	%(a)	11/10/45	770	807,574
GS Mortgage Securities Corp. II, Series 2014-GC18, Class A4	4.074%		01/10/47	10,000	10,308,000
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587	%(a)	04/10/38	322	328,835
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	11,400	10,820,663
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	112	111,852
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	3,771,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	550	564,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.244	%(a)	01/12/43	2,080	2,212,954
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996	%(a)	08/15/42	500	528,990
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	793,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.269	%(a)	12/15/44	3,172	3,217,643
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.798	%(a)	06/15/49	1,124	1,132,301
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.922	%(a)	02/15/51	2,797	2,821,405
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	6,300	6,431,935
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	10,530,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,092,412
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	11,400	10,701,910
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	3,870	4,143,713
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661	%(a)	03/15/39	35	37,590
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	375	389,306
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class ASB	5.022	%(a)	07/12/38	412	420,263
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.687	%(a)	05/12/39	3,380	3,672,924
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.841	%(a)	06/12/50	1,560	1,607,390
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	5.841	%(a)	06/12/50	1,000	1,057,851
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.519	%(a)	02/12/39	940	1,020,392

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	294	294,055
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172	%(a)	12/12/49	2,900	3,144,644
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	406	406,615
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2013-C11, Class A3	3.960%		08/15/46	10,400	10,781,763
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2006-2, Class AM	5.885	%(a)	06/12/46	60	66,127
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,443,210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,262,035
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,615,431
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	5.162	%(a)	10/12/52	708	753,066
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447	%(a)	02/12/44	3,800	4,195,683
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	513	525,618
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2	5.601	%(a)	04/12/49	3,919	3,958,416
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	3,320	3,447,275
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	1,000	1,018,633
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,068,021
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	5,200	4,941,196
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	8,697,562
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.446	%(a)	03/10/46	96,528	3,491,611
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,100,915
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	4,200	4,452,575
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418	%(a)	01/15/45	2,398	2,549,306
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.727	%(a)	05/15/43	5,000	5,456,870
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	2,118	2,227,318
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	17,114	18,433,769
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	5.500%		10/15/48	40	40,384
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	2,500	2,735,238
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	5.750	%(a)	06/15/49	2,784	2,839,678
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.922	%(a)	02/15/51	5,680	6,243,411
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	5.569%		05/15/46	766	765,479

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46		6,900	7,145,267

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $350,374,531)						340,263,650

CORPORATE BONDS — 45.5%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22		3,000	3,022,500
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		800	946,515

						3,969,015

Airlines — 0.4%
Continental Airlines, Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%		06/15/21	(b)	5	5,164
Continental Airlines, Pass-Through Trust, Series 2001-1, Class B, Pass-Through Certificates	7.373%		12/15/15		170	180,647
Continental Airlines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22		430	471,906
Continental Airlines, Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		01/12/21		387	415,301
Continental Airlines, Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		04/11/24	(d)	2,877	2,945,741
Continental Airlines, Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24		975	975,000
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22		1,907	2,174,260
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		05/23/19	(d)	1,099	1,192,916
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19		824	906,167
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		05/07/20	(d)	1,627	1,753,499

						11,020,601

Automotive — 1.4%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	(d)	2,462	2,680,503
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	(d)	1,425	1,432,125
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	(d)	1,850	1,722,400
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		5,290	5,353,506
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15		2,295	2,350,589
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17		2,588	2,690,262
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16		2,550	2,714,990
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	(d)	8,770	9,417,472
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18		600	664,932
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	(d)	3,725	3,771,563
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43		3,990	4,219,425
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17		650	674,014
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14		250	260,796

						37,952,577

Banking — 11.4%
American Express Co., Sr. Unsec’d. Notes(e)	2.650%		12/02/22		8,090	7,638,983
American Express Co., Sr. Unsec’d. Notes(e)	7.000%		03/19/18		1,635	1,967,911
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,316,780
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		650	669,634
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	3.875%		09/27/22	(d)	3,220	3,031,649
Bank of America Corp., Jr. Sub. Notes	8.000	%(a)	12/29/49	(d)	1,500	1,659,495

Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49		5,000	5,563,000
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15		1,845	1,923,136
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		13,710	15,622,161
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21		3,620	4,168,998
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		1,265	1,445,158
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		2,435	3,015,229
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	(d)	5,485	5,538,215
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		4,210	4,607,685
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	(d)	2,000	2,278,888
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16		735	779,685
Bank of America NA, Sub. Notes	5.300%		03/15/17		250	276,913
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%		05/22/19	(d)	1,555	1,883,777
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18		600	717,982
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	(d)	6,180	5,891,586
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23		1,650	1,595,354
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17		1,750	1,929,148
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16		150	168,223
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	(d)	2,050	1,959,941
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	(d)	9,695	10,282,023
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17		750	864,252
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	(d)	4,350	5,055,492
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	(d)	2,400	3,439,692
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19		3,385	4,356,167
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	(d)	3,275	3,282,978
Citigroup, Inc., Sub. Notes	6.675%		09/13/43		1,100	1,258,672
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18		3,575	3,569,924
Discover Bank, Sub. Notes	7.000%		04/15/20		6,980	8,249,871
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%		09/26/20		3,975	4,034,625
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18		7,900	7,790,032
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	(d)	810	790,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		16,755	18,926,917
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18		190	216,315
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20		4,520	5,210,218
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	(d)	575	660,595
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17		840	962,153
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		4,020	4,690,910
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		185	205,554
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22		450	493,034
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21		230	257,065
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36		6,016	7,106,520
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		09/15/37		1,255	1,493,725
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	(d)	120	144,548
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49		900	855,000
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16		3,200	3,264,016
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49		2,135	2,361,737
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		3,355	3,509,562
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	(d)	1,600	1,533,966
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		8,770	8,501,989
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		5,300	5,676,766
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		2,240	2,385,515
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20		2,400	2,593,632
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,350	3,577,401
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41		830	920,619
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	(d)	2,775	2,605,986

JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43			1,900	2,016,953
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18			3,350	3,336,292
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	(d)		560	626,027
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes	7.378	%(a)	10/29/49			700	709,326
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	4.200%		03/28/17	(d)		1,975	2,147,184
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21	(d)		2,250	2,713,518
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20			6,330	7,372,551
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18			2,700	2,670,605
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	(d)		2,575	2,536,882
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21			2,920	3,318,306
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42			2,360	2,799,637
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.100%		01/26/15			4,660	4,816,213
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	(d)		1,635	1,821,774
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21			10,000	11,274,140
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19			2,530	2,890,553
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17			4,640	5,335,824
Northern Trust Corp., Sub. Notes	3.950%		10/30/25			3,010	3,019,478
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22			3,225	3,128,502
PNC Bank NA, Sub. Notes	2.950%		01/30/23	(d)		6,800	6,445,224
PNC Financial Services Group, Inc., Sr. Unsec’d. Notes	2.854%		11/09/22			1,600	1,524,797
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	(d)		3,025	3,515,262
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15			1,225	1,252,930
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15			1,625	1,680,837
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16			270	289,149
State Street Corp., Jr. Sub. Debs	4.956	%(a)	03/15/18			1,375	1,505,185
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23			5,105	5,139,985
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.400%		01/10/19			1,225	1,238,272
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23			5,125	4,904,374
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23			3,675	3,415,887
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16			1,890	1,973,806
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22			1,750	1,668,301
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21			3,075	3,088,838
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%		03/08/22	(d)		5,970	6,038,906
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21			1,335	1,469,260
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	(d)		3,845	3,835,730

							319,298,043

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43			1,425	1,477,410
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.750	%(a)	05/02/18			745	165,763
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16			2,330	2,354,293

							3,997,466

Building Materials & Construction — 0.7%
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.250%		05/12/20			920	994,980
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20			1,995	2,157,593
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19			2,730	3,071,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, RegS	9.500%		06/15/18			1,000	1,122,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%		12/10/19			2,000	2,030,000
Ceramtec Group GmbH (Germany), Gtd. Notes, 144A	8.250%		08/15/21		EUR	500	728,653
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23			1,348	1,319,355
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.125%		06/26/22	(d)		3,225	3,071,813
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	7.125%		06/26/42			2,820	2,643,750

Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	(d)		1,625	1,605,308
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15			1,885	1,965,113

						20,710,315

Cable — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24	(d)		2,000	1,945,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS (original cost $562,500; purchased 11/08/12)	11.500%	11/20/14	(b)(c)		500	523,625
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $4,482,606; purchased 09/13/12-08/27/13)	11.500%	11/20/14	(b)(c)		4,069	4,261,260
Comcast Corp., Gtd. Notes	4.250%	01/15/33	(d)		3,555	3,396,938
Comcast Corp., Gtd. Notes	6.450%	03/15/37			2,380	2,837,084
Comcast Corp., Gtd. Notes	6.950%	08/15/37			1,720	2,168,569
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	(d)		1,650	1,798,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18			715	816,888
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19			970	1,134,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16			875	918,647
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15			175	180,352
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42			2,700	2,484,456
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875%	12/01/18		EUR	1,800	2,631,600
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41			1,455	1,646,303
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20			4,400	4,752,000
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18	(d)		1,565	1,768,425
Time Warner Cable, Inc., Gtd. Notes	8.250%	02/14/14			255	255,486
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23		EUR	4,200	5,792,029
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.500%	09/15/22		EUR	3,425	4,865,306
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20			2,550	2,703,000
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18			1,847	1,930,115
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21		GBP	3,000	5,041,426

						53,851,909

Capital Goods — 1.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22			3,425	3,664,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	4.875%	11/15/17	(d)		4,700	4,899,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)	2.750%	03/15/17	(b)(c)		1,280	1,320,142
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)	6.200%	11/01/16	(b)(c)		270	305,142
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)	6.700%	06/01/34	(b)(c)		810	941,742
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11-05/14/13)	7.000%	10/15/37	(b)(c)		4,090	5,038,132
General Electric Co., Sr. Unsec’d. Notes(e)	4.125%	10/09/42			1,550	1,448,731
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	(d)		1,850	1,967,938
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)	2.500%	07/11/14	(b)(c)		700	705,258

Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)	2.500%	03/15/16	(b)(c)	3,975	4,085,771
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $947,939; purchased 01/14/13)	2.875%	07/17/18	(b)(c)(d)	950	966,649
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)	3.125%	05/11/15	(b)(c)	900	926,200
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		1,075	1,074,796
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,500	1,356,740
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	(d)	4,000	4,500,000
United Rentals North America, Inc., Gtd. Notes	9.250%	12/15/19		1,800	1,980,000
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		2,250	2,266,407
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,505	1,620,251

					39,068,399

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		2,050	1,950,712
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		1,730	1,927,009
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	(d)	3,565	3,293,472
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		240	280,530
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		195	232,050
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	(d)	3,675	3,460,913
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20		2,500	2,657,665
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		2,235	2,292,553
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	(d)	410	635,913
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19		3,575	4,002,781
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, RegS	4.875%	09/19/22		600	573,750
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		1,465	1,529,379
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43		3,110	3,192,169
Phosagro OAO via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	4.204%	02/13/18		1,330	1,308,388
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18		2,425	2,328,000
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25		850	1,028,999

					30,694,283

Consumer 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21		2,325	2,202,938
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,700	1,724,179
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19		2,700	2,902,894

					6,830,011

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17		6,800	7,922,000
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22		2,100	1,997,820
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	(d)	1,554	1,697,745
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38		690	877,136
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	(d)	6,000	6,525,000
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43		250	251,003
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	(d)	1,000	989,623
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	(d)	1,025	965,861
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35		750	809,016
Energy East Corp. (Spain), Gtd. Notes	6.750%	09/15/33		15	16,517
Entergy Arkansas, Inc., First Mortgage	3.050%	06/01/23		1,200	1,158,648
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17		2,475	2,661,395
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15		125	131,608
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17	(d)	750	848,296
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	(d)	800	828,710

FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31		2,310	2,633,668
Georgia Power Co., Sr. Unsec’d. Notes	4.750%		09/01/40		1,050	1,058,827
Nevada Power Co., General Ref. Mortgage	5.375%		09/15/40		500	565,422
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	(d)	5,250	5,361,563
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%		09/01/18		545	648,069
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%		04/15/42		1,800	1,737,052
PacifiCorp, First Mortgage Bonds	4.100%		02/01/42	(d)	790	757,704
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22	(d)	4,000	3,910,820
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.800%		01/01/43	(d)	1,950	1,773,238
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	(d)	2,550	2,553,868
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41		725	751,776
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18		725	829,306

						50,261,691

Energy - Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%		11/01/21	(d)	1,615	1,650,648
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20		435	477,205
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		2,950	3,617,104
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19		1,375	1,564,063
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%		01/26/19		500	502,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19		3,640	3,658,200
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	(d)	4,000	4,200,000
Reliance Holdings USA, Inc. (India), Gtd. Notes, RegS	5.400%		02/14/22		1,500	1,547,667
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		4,528	4,671,891
Rosneft Finance SA (Russia), Gtd. Notes, 144A	6.625%		03/20/17		1,100	1,203,125
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		5,900	5,486,410

						28,578,813

Energy - Other — 2.0%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%		04/08/19		900	1,033,650
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	11.500%		02/01/16		1,400	1,603,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17		7,890	9,062,722
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		2,150	2,513,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19		175	210,366
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936	%(g)	10/10/36		5,000	1,825,055
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39		1,600	2,186,397
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41		2,775	3,109,787
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41		485	479,351
Halliburton Co., Sr. Unsec’d. Notes	4.750%		08/01/43		795	810,891
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		1,060	1,276,217
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		4,450	4,561,508
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	(d)	7,450	7,824,072
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43		360	366,297
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,272	1,428,063
Phillips 66, Gtd. Notes	2.950%		05/01/17		795	831,551
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%		03/15/17		1,300	1,495,007
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		700	826,225
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%		01/15/20		4,750	5,895,030
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20		1,000	1,062,500
Transocean, Inc., Gtd. Notes	2.500%		10/15/17		1,775	1,800,702
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	(d)	525	568,927
Weatherford International Ltd., Gtd. Notes	5.950%		04/15/42	(d)	5,020	5,140,841

						55,911,159

Food — 1.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(e)	8.000%		11/15/39		1,880	2,799,700
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39		450	682,223
ARAMARK Corp., Gtd. Notes, 144A	5.750%		03/15/20		3,200	3,320,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23		925	786,250
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	(d)	1,275	1,289,025
Darling International, Inc., Gtd. Notes	8.500%		12/15/18		6,355	7,054,050
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		10/01/23		1,935	1,947,285
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)	7.250%		06/01/21	(b)(c)(d)	2,580	2,683,200
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $492,845; purchased 01/25/12)	8.250%		02/01/20	(b)(c)	500	541,875
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%		08/23/18		495	580,160
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%		02/09/40	(d)	1,910	2,339,104
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22		2,270	2,519,700
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%		04/14/18	(d)	2,150	2,322,000
Stater Brothers Holdings, Inc., Gtd. Notes	7.750%		04/15/15		3,220	3,232,075
Tyson Foods, Inc., Gtd. Notes	6.600	%(a)	04/01/16		5,005	5,582,902

						37,679,549

Gaming — 0.1%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	(d)	1,875	1,996,875
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		1,030	1,116,263

						3,113,138

Healthcare & Pharmaceutical — 1.8%
Actavis, Inc., Sr. Unsec’d. Notes	4.625%		10/01/42		1,200	1,136,315
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41		3,005	3,087,770
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43		2,985	3,181,120
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		09/18/42		1,375	1,264,071
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		1,627	1,785,633
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	(d)	2,600	2,746,250
HCA, Inc., Gtd. Notes	8.000%		10/01/18		4,925	5,836,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22		325	322,278
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%		03/01/15		2,700	2,805,341
LifePoint Hospitals, Inc., Gtd. Notes	6.625%		10/01/20		2,055	2,209,125
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%		05/18/43	(d)	5,525	5,277,430
Mylan, Inc., Gtd. Notes, 144A	2.600%		06/24/18		2,800	2,850,476
Mylan, Inc., Gtd. Notes, 144A	6.000%		11/15/18		1,450	1,542,436
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%		06/15/43		2,275	2,221,428
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	7.000%		03/01/39	(d)	1,500	2,059,053
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.950%		12/18/22		525	485,436
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%		11/10/21		3,110	3,092,037
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%		08/15/18	(d)	3,300	3,617,625
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43		4,505	4,438,957

						49,958,906

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42		1,775	1,626,802
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	(d)	1,150	1,122,219
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37		1,825	2,319,827
Cigna Corp., Sr. Unsec’d. Notes	5.375%		03/15/17		965	1,074,170
Cigna Corp., Sr. Unsec’d. Notes(e)	5.375%		02/15/42		2,225	2,432,219
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		905	1,046,442
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%		06/15/21		500	568,473
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%		03/15/17		1,775	2,012,429

Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%		01/15/15		2,100	2,209,103
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		625	560,226
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42		3,380	3,253,297
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41		1,725	1,711,792
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40		185	211,907
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%		03/15/36		130	149,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41		490	579,471
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		475	598,344
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42		660	626,139
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		3,025	2,897,732

						24,999,842

Insurance — 3.1%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20		240	269,701
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16		890	1,020,928
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43		450	442,477
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	(d)	280	304,712
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15		200	213,813
American International Group, Inc., Sr. Unsec’d. Notes(e)	6.400%		12/15/20		9,785	11,642,183
American International Group, Inc., Sr. Unsec’d. Notes(e)	8.250%		08/15/18		850	1,067,674
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17		3,330	3,719,240
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18		4,560	5,246,175
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	4.500%		02/11/43	(d)	4,290	4,086,907
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(a)	03/29/67	(d)	650	716,625
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34		525	588,070
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.300%		04/15/43		480	436,600
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22		1,200	1,322,916
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.950%		10/15/36		755	863,461
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	6.100%		10/01/41		995	1,172,332
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22		1,325	1,403,394
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21		350	375,549
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42		2,575	2,952,292
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35		1,190	1,344,837
Lincoln National Corp., Jr. Sub. Notes	6.050	%(a)	04/20/67		940	925,900
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%		03/15/22		865	900,225
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37		600	717,452
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		4,750	6,137,684
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19		800	1,037,830
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22		2,750	2,927,980
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		300	294,377
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19		6,680	8,030,696
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%		12/01/41	(d)	1,645	1,782,869
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39		550	822,880
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37		759	874,748
MetLife, Inc., Sr. Unsec’d. Notes	4.125%		08/13/42	(d)	1,050	944,400
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43		1,525	1,527,495
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19		2,750	3,440,591
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.000	%(a)	10/18/42		1,525	1,599,344
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		190	221,617
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20		360	403,746
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43		3,100	2,870,609
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42		275	266,955
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37		365	395,113

Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%		12/06/42		5,235	4,697,528
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		830	1,065,205
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20		225	251,071
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22		2,675	2,801,865
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20		2,235	2,479,411
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16		630	663,427
XL Group PLC (Ireland), Jr. Sub. Notes	6.500	%(a)	12/31/49		260	254,800
XL Group PLC (Ireland), Sr. Unsec’d. Notes	5.250%		09/15/14		25	25,691

						87,551,395

Lodging — 1.0%
Carnival Corp., Gtd. Notes	1.200%		02/05/16		3,025	3,036,371
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19		5,055	5,172,286
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19		4,840	5,837,456
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18		1,375	1,391,899
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17		5,370	5,504,669
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22		5,015	5,059,699
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%		03/01/21		980	1,069,925

						27,072,305

Media & Entertainment — 1.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37		2,325	2,635,281
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41		2,445	2,801,909
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20		5,716	6,559,110
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		90	103,208
CBS Corp., Gtd. Notes (original cost $1,927,731; purchased 06/11/12)	1.950%		07/01/17	(b)(c)	1,950	1,970,561
CBS Corp., Gtd. Notes (original cost $1,917,333; purchased 02/10/12)	5.900%		10/15/40	(b)(c)(d)	1,660	1,790,278
CBS Corp., Gtd. Notes (original cost $2,855,819; purchased 08/29/12)	8.875%		05/15/19	(b)(c)	2,128	2,748,742
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22	(d)	803	821,068
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22		2,172	2,231,730
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29		1,198	1,434,758
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30		5,000	5,287,500
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20		2,025	2,126,250
News America, Inc., Gtd. Notes	6.900%		08/15/39		160	196,003
News America, Inc., Gtd. Notes	7.625%		11/30/28		550	698,743
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16		1,800	2,074,500
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	11.125%		06/01/18		3,600	3,888,000
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	(d)	2,600	2,963,233
Viacom, Inc., Sr. Unsec’d. Notes	4.375%		09/15/14		315	322,320
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	(d)	1,851	1,654,740
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43		1,150	1,253,310

						43,561,244

Metals — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.250	%(a)	08/05/15	(d)	3,100	3,193,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18		3,300	3,588,750
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500%		07/08/15		3,760	3,957,400
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.000%		04/01/17	(d)	2,500	2,643,750
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39		85	78,636
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	(d)	3,625	3,860,625

Raspadskaya OJSC via Raspadskaya Securities Ltd. (Russia), Sr. Unsec’d. Notes, 144A	7.750%		04/27/17			580	587,250
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40			1,400	1,350,888
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35			2,055	2,130,053
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%		07/15/41			615	631,002
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19			2,800	2,653,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%		10/23/15			3,975	4,021,372
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%		10/25/17			4,200	4,251,979
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14			1,375	1,393,653

							34,341,358

Non-Captive Finance — 1.7%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17			2,500	2,662,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22			3,650	3,631,750
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19			11,000	11,715,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	(d)		5,314	6,126,553
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39			4,160	5,324,941
General Electric Capital Corp., Sub. Notes(e)	5.300%		02/11/21			545	613,291
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35			900	929,250
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21			145	168,743
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14			1,275	1,313,250
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16			575	615,969
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	(d)		700	759,500
Nelnet, Inc., Jr. Sub. Notes	3.622	%(a)	09/29/36			1,750	1,295,000
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A	0.966	%(a)	07/03/33	(b)		265	220,935
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A	5.875%		09/25/22			2,826	2,684,795
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15			1,750	1,802,500
SLM Corp., Sr. Unsec’d. Notes, MTN	5.000%		04/15/15	(d)		1,800	1,876,500
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14			1,450	1,489,875
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17			650	704,470
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16			630	677,250
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24	(d)		2,125	2,109,063

							46,721,135

Packaging — 0.1%
Ball Corp., Gtd. Notes	6.750%		09/15/20	(d)		1,200	1,305,000
Greif Luxembourg Finance, Notes, MTN, 144A	7.375%		07/15/21		EUR	730	1,159,316
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19			1,225	1,384,250

							3,848,566

Paper — 0.8%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)	7.375%		12/01/25	(b)(c)		3,697	4,695,889
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41			2,290	2,601,145
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39			1,075	1,389,003
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18			4,230	5,218,784
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19			2,225	2,935,827
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19			1,650	1,994,607
Rock-Tenn Co., Gtd. Notes	4.450%		03/01/19			1,140	1,224,068
Rock-Tenn Co., Gtd. Notes	4.900%		03/01/22			1,700	1,814,798

							21,874,121

Pipelines & Other — 1.4%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43			2,700	2,561,725

AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%		05/20/22			2,480	2,697,000
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41			1,130	1,342,132
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%		04/01/20			2,009	2,323,591
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21			510	533,283
Enterprise Products Operating LLC, Gtd. Notes	4.850%		08/15/42	(d)		2,900	2,841,092
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%		08/15/42	(d)		5,000	4,680,165
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%		03/01/43	(d)		2,275	2,140,893
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%		08/15/33			1,170	1,403,713
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%		12/01/42			1,600	1,413,560
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21			5,500	5,874,803
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44			1,725	1,649,931
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20			355	403,678
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17			1,250	1,247,325
Sempra Energy, Sr. Unsec’d. Notes	2.300%		04/01/17			2,060	2,118,290
Sempra Energy, Sr. Unsec’d. Notes	6.500%		06/01/16			750	843,523
Sunoco Logistics Partners Operations LP, Gtd. Notes	4.950%		01/15/43			1,950	1,807,677
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.450%		08/01/42			1,500	1,385,223
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%		07/01/22			700	688,559
Williams Partners LP, Sr. Unsec’d. Notes	4.000%		11/15/21			1,475	1,493,072

							39,449,235

Railroads — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42	(d)		3,425	3,212,951
CSX Corp., Sr. Unsec’d. Notes	4.100%		03/15/44			892	795,134
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%		06/15/20			3,700	5,107,891
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%		05/01/34			1,800	2,123,957

							11,239,933

Real Estate Investment Trusts — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19	(d)		4,000	4,300,000
Digital Realty Trust LP, Gtd. Notes	4.500%		07/15/15	(d)		4,700	4,887,455
Hospitality Properties Trust, Sr. Unsec’d. Notes	7.875%		08/15/14			1,100	1,102,190
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17			1,225	1,224,521
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15			1,830	1,971,012
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%		01/30/17	(d)		245	255,386
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22			350	349,480
Simon Property Group LP, Sr. Unsec’d. Notes	4.200%		02/01/15			260	266,893
Simon Property Group LP, Sr. Unsec’d. Notes	6.750%		05/15/14			340	340,513
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%		04/01/19			600	817,288
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%		02/01/18			6,250	6,171,800
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia), Gtd. Notes, 144A	5.750%		09/02/15			1,450	1,558,633

							23,245,171

Retailers — 0.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%		12/05/43			800	859,372
CVS Caremark Corp., Sr. Unsec’d. Notes	6.250%		06/01/27			1,572	1,904,288
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20			2,150	2,209,125
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43	(d)		2,525	2,408,812
L Brands, Inc., Gtd. Notes	5.625%		02/15/22			6,325	6,419,875
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.650%		04/15/42			1,250	1,245,231
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22			475	484,175
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.480	%(a)	08/01/19		EUR	3,275	4,494,522
Target Corp., Sr. Unsec’d. Notes	7.000%		01/15/38			536	693,248

Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41			525	613,045

						21,331,693

Technology — 1.2%
Amphenol Corp., Sr. Unsec’d. Notes	4.750%	11/15/14			950	980,239
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15			275	285,212
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	(d)		3,050	2,821,250
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%	10/12/17			1,136	1,189,960
CommScope, Inc., Gtd. Notes, 144A	8.250%	01/15/19			2,704	2,937,220
Fidelity National Information Services, Inc., Gtd. Notes	7.875%	07/15/20			3,300	3,581,365
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15			150	155,447
Hewlett-Packard Co., Sr. Unsec’d. Notes	3.300%	12/09/16			1,930	2,035,781
Interactive Data Corp., Gtd. Notes	10.250%	08/01/18			1,800	1,958,625
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	(d)		2,900	2,780,375
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20			4,700	4,888,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18			2,775	2,775,000
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20			1,050	1,131,375
Seagate Technology HDD Holdings, Gtd. Notes	6.800%	10/01/16			330	371,250
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	(d)		1,150	1,263,563
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	11.375%	06/15/18			2,500	2,709,375
Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17	(d)		1,100	1,136,397
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15			1,050	1,086,237
Xerox Corp., Sr. Unsec’d. Notes	8.250%	05/15/14			540	550,973

						34,637,644

Telecommunications — 2.9%
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42	(d)		910	785,318
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40			3,700	3,702,927
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	(d)		3,025	2,801,906
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	8.500%	11/15/18			470	601,435
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600%	09/15/39			1,710	1,521,900
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20			2,450	2,548,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	10.500%	04/15/18			3,035	3,226,205
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20		EUR	2,150	3,479,668
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20			1,400	1,664,250
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11-05/11/11)	7.082%	06/01/16	(b)(c)		2,890	3,259,596
Embarq Corp., Sr. Unsec’d. Notes (original cost $2,040,482; purchased 08/17/12)	7.995%	06/01/36	(b)(c)		1,890	1,962,251
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%	07/29/20	(d)		3,500	3,797,500
Orange SA (France), Sr. Unsec’d. Notes	5.500%	02/06/44			825	839,562
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14			1,610	1,676,421
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	(d)		2,500	2,459,375
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19			5,000	5,400,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000%	08/15/20	(d)		3,450	3,717,375
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41			635	604,498
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41			930	1,038,370
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33			5,825	6,825,059
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38			600	694,114
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43			15,100	18,125,134
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.350%	04/01/39			1,730	2,206,871
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21			1,250	1,346,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	(b)		200	229,250

Wind Acquisition Finance SA (Italy), Sec’d. Notes, RegS	11.750%	07/15/17		EUR	1,400	1,992,043
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%	07/15/17			770	812,350
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%	07/15/17		EUR	1,900	2,703,486

						80,021,739

Tobacco — 0.8%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24			6,925	6,914,730
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38			1,086	1,719,880
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39			303	490,266
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18			5,625	5,594,681
Lorillard Tobacco Co., Gtd. Notes	2.300%	08/21/17	(d)		2,075	2,115,467
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	(d)		340	358,410
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23	(d)		1,525	1,442,650
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	(d)		305	379,808
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17			2,375	2,754,136

						21,770,028

TOTAL CORPORATE BONDS (cost $1,257,805,206)						1,274,561,284

COVERED BONDS — 0.2%
Depfa ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37			345	294,975
Westpac Banking Corp. (Australia), Covered Bonds, 144A	1.850%	11/26/18			6,100	6,084,128

TOTAL COVERED BONDS (cost $6,432,789)						6,379,103

FOREIGN AGENCIES — 3.1%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	(d)		3,642	3,232,887
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24			2,450	2,419,375
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850%	07/02/37			2,000	2,050,000
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	7.625%	07/23/19			925	1,082,250
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16			625	635,313
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	05/23/16	(d)		1,600	1,701,280
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22			4,227	4,459,485
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%	04/28/34			1,800	2,103,750
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN, 144A	9.250%	04/23/19			1,000	1,207,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	5.750%	04/30/43			2,725	2,305,677
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%	07/02/18			3,565	4,251,263
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	11.750%	01/23/15			2,650	2,896,450
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17			2,000	2,104,354
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21			1,550	1,664,982

Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21			1,000	1,077,438
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22			1,620	1,533,933
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21			2,125	2,289,556
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17			4,945	5,402,413
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16			5,945	6,509,775
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%	01/27/21	(d)		2,675	2,641,228
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes	4.900%	10/28/14			7,245	6,719,738
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23			2,675	2,418,866
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	(d)		1,925	1,957,931
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21			4,300	4,579,500
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44			6,545	5,852,434
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19			2,055	2,471,138
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	8.250%	06/02/22		GBP	500	1,031,251
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24			3,100	3,828,500
State Bank of India/London (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15		EUR	3,816	5,319,137
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18			2,075	2,251,375

TOTAL FOREIGN AGENCIES (cost $89,236,029)						87,998,779

MUNICIPAL BONDS — 2.3%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49			3,755	4,809,366
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50			525	685,424
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/11			1,130	1,017,287
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39			2,280	2,613,564
State of California, BABs, Revenue Bonds	7.600%	11/01/40			920	1,296,777
State of California, GO, BABs	7.550%	04/01/39			1,600	2,232,752
State of California, GO, BABs	7.625%	03/01/40			275	381,062
State of California, GO Unlimited, BABs	7.300%	10/01/39			835	1,122,825
University of California, BABs, Revenue Bonds	5.770%	05/15/43			500	591,755

						14,750,812

Colorado — 0.2%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50			3,815	4,732,050

Illinois — 0.2%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40			3,170	3,655,929
State of Illinois, GO	4.421%	01/01/15			1,910	1,977,862

						5,633,791

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series 2010	7.102%	01/01/41			725	983,463
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%	01/01/40			2,250	3,153,848
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40			1,350	1,557,779

						5,695,090

New York — 0.7%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		675	587,556
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44		3,300	4,013,262
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	5.000%	06/15/47		9,250	9,656,445
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62		1,600	1,470,416
Utility Debt Securitization Authority, Revenue Bonds, Series TE	5.000%	12/15/41		3,400	3,663,398

					19,391,077

Ohio — 0.3%
Ohio State Turnpike Commission, BABs, Revenue Bonds, Series A-1	5.000%	02/15/48		3,900	3,975,114
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/11		2,810	2,630,357
Ohio State University, BABs, Revenue Bonds	4.910%	06/01/40		295	315,131
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879%	12/01/34		375	402,510

					7,323,112

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34		235	285,664

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39		400	485,424
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%	12/01/45		1,155	1,310,879
Pennsylvania Turnpike Commission, Series C	5.000%	12/01/43		2,500	2,578,225

					4,374,528

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Revenue Bonds	6.731%	07/01/43		550	637,428

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		980	980,186
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	5.028%	04/01/26		200	226,030

					1,206,216

TOTAL MUNICIPAL BONDS (cost $62,194,986)					64,029,768

SOVEREIGN BONDS — 6.9%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	4,600	7,979,972
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		1,700	1,653,250
Hellenic Republic Government Bond (Greece), Bonds, Series PSI, RegS	2.000%	02/24/23	EUR	5,720	5,145,647
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%	07/14/15	JPY	350,000	3,237,252
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	128,900	1,192,234
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		3,622	3,617,473

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23			1,480	1,459,650
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21			1,740	1,853,100
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19		EUR	1,795	2,638,816
Ireland Government Bond (Ireland), Bonds	4.400%		06/18/19		EUR	12,600	19,051,499
Italy Buoni Poliennali del Tesoro (Italy), Bonds	6.500%		11/01/27		EUR	7,610	12,788,331
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15		CHF	1,500	1,683,726
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN, Reg S	5.750%		07/25/16		EUR	1,280	1,897,885
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17		JPY	285,000	2,854,695
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15		JPY	335,000	3,401,183
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24			1,000	1,358,032
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23		EUR	9,700	12,544,784
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17		EUR	7,070	10,358,272
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	(d)		3,040	2,675,200
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	11.000%		05/08/17		ITL	750,000	673,912
Mexico Government International Bond (Mexico), Series G, Sr. Unsec’d. Notes, MTN	6.750%		02/06/24		GBP	500	990,038
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	(d)		2,475	2,687,850
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.643	%(g)	05/31/18			2,179	2,004,869
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	4.841	%(g)	05/31/18			237	218,314
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18			3,000	2,962,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16		EUR	3,426	5,000,957
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS, MTN	3.500%		03/25/15			6,100	6,196,240
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.450%		06/15/18		EUR	3,000	4,187,740
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19		EUR	11,445	15,948,074
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42			2,400	2,556,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37			2,200	2,464,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34			1,280	1,600,000
Republic of Columbia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37	(d)		2,245	2,699,613
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21			4,000	3,945,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	11.625%		03/04/19			2,000	2,635,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.625%		04/15/43	(d)		1,490	1,158,475
Republic of Peru (Peru), Sr. Unsec’d. Notes	7.125%		03/30/19			325	387,563
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	(d)		3,134	3,055,650
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, RegS	4.750%		05/10/18	(d)		2,700	2,761,560

South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	4.500%		04/05/16		EUR	2,900	4,107,991
Spain Government Bond (Spain), Bonds	4.250%		10/31/16		EUR	8,780	12,740,562
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, RegS	4.000%		03/06/18			4,500	4,714,740
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18			4,000	4,190,880
Turkey Government International Bond (Turkey), Bonds	5.750%		03/22/24	(d)		1,905	1,862,138
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%		04/02/19		EUR	2,200	3,208,389
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16		EUR	490	716,711
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%		06/28/19		EUR	500	799,110

TOTAL SOVEREIGN BONDS (cost $186,349,767)							193,864,877

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Federal Home Loan Mortgage Corp.	2.533	%(a)	07/01/30			3	2,819
Federal Home Loan Mortgage Corp.	4.000%		TBA			9,000	9,372,656
Federal Home Loan Mortgage Corp.	4.500%		09/01/39 - 10/01/39			3,651	3,908,376
Federal Home Loan Mortgage Corp.	5.000%		01/01/39 - 07/01/40			829	902,693
Federal Home Loan Mortgage Corp.	5.500%		10/01/33 - 07/01/34			863	968,197
Federal Home Loan Mortgage Corp.	6.000%		10/01/32 - 12/01/36			579	647,896
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 11/01/33			211	237,513
Federal Home Loan Mortgage Corp.	7.000%		09/01/32			57	64,267
Federal Home Loan Mortgage Corp.	8.500%		08/01/24 - 11/01/24			13	14,587
Federal National Mortgage Assoc.	1.534	%(a)	09/01/40			33	34,462
Federal National Mortgage Assoc.	2.340	%(a)	09/01/31			12	12,593
Federal National Mortgage Assoc.	3.085	%(a)	05/01/36			30	31,258
Federal National Mortgage Assoc.	3.500%		TBA			2,000	2,108,125
Federal National Mortgage Assoc.	4.500%		TBA			13,000	13,946,563
Federal National Mortgage Assoc.	4.500%		08/01/33			15	15,895
Federal National Mortgage Assoc.	4.508	%(a)	01/01/28			13	13,619
Federal National Mortgage Assoc.	5.000%		10/01/17 - 03/01/34			2,977	3,251,758
Federal National Mortgage Assoc.	5.500%		03/01/16 - 03/01/35			5,729	6,321,027
Federal National Mortgage Assoc.	6.000%		12/01/16 - 06/01/37			1,954	2,176,320
Federal National Mortgage Assoc.	6.500%		12/01/17 - 11/01/33			918	1,020,006
Federal National Mortgage Assoc.	7.000%		03/01/32 - 06/01/32			72	81,895
Government National Mortgage Assoc.	1.625	%(a)	11/20/29 - 05/20/30			55	56,505
Government National Mortgage Assoc.	4.500%		TBA			5,500	5,952,032
Government National Mortgage Assoc.	4.500%		02/20/41			9,438	10,283,553
Government National Mortgage Assoc.	5.000%		08/20/39			3,265	3,612,118
Government National Mortgage Assoc.	5.500%		08/15/33			21	23,664
Government National Mortgage Assoc.	6.000%		01/15/33 - 12/15/33			148	167,147
Government National Mortgage Assoc.	6.500%		09/15/32 - 07/15/38			668	750,319
Government National Mortgage Assoc.	8.000%		08/20/31			1	1,033
Government National Mortgage Assoc.	8.500%		06/15/30			1	855

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $64,877,611)							65,979,751

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds(e)	3.625%		08/15/43	(d)		8,165	8,166,234
U.S. Treasury Bonds	3.750%		11/15/43			95	97,212
U.S. Treasury Notes	1.500%		12/31/18	(d)		44,585	44,612,866
U.S. Treasury Notes	1.500%		01/31/19			25,380	25,368,097

U.S. Treasury Notes(e)(h)	2.375%		02/28/15		13,865	14,190,509
U.S. Treasury Notes	2.375%		12/31/20		54,445	55,342,471
U.S. Treasury Notes	2.750%		11/15/23		8,690	8,752,464
U.S. Treasury Strip Coupon(e)	2.749	%(g)	02/15/25		3,700	2,640,609
U.S. Treasury Strip Coupon(e)(h)	3.043	%(g)	11/15/27	(d)	15,710	9,851,741
U.S. Treasury Strip Coupon(e)	3.126	%(g)	02/15/27		1,730	1,122,684

TOTAL U.S. TREASURY OBLIGATIONS (cost $170,380,868)						170,144,887

					Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875% (cost $550,000)					22,000	596,860

TOTAL LONG-TERM INVESTMENTS (cost $2,727,621,529)						2,760,534,729

SHORT-TERM INVESTMENTS — 12.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $28,827,399)(i)(j)					2,912,713	27,175,609
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $310,401,536; includes $246,672,771 of cash collateral received for securities on loan)(i)(j)					310,401,536	310,401,536

TOTAL SHORT-TERM INVESTMENTS (cost $339,228,935)						337,577,145

TOTAL INVESTMENTS — 110.7% (cost $3,066,850,464)(k)						3,098,111,874
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (10.7)%						(299,026,774)

NET ASSETS — 100.0%						$2,799,085,100

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CNY	Chinese Yuan

COLIBOR	Colombia Interbank Offered Rate
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GO	General Obligation
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
IO	Interest Only
ITL	Italian Lira
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
REMICS	Real Estate Mortgage Investment Conduit
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $47,513,192. The aggregate value, $47,209,098, is approximately 1.7% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $241,277,297; cash collateral of $246,672,771 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,087,606,392

Appreciation	68,111,030
Depreciation	(57,605,548)

Net Unrealized Appreciation	$10,505,482

The book basis may differ from tax basis due to certain tax related adjustments.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
4,072	5 Year U.S. Treasury Notes	Mar. 2014	$487,047,526	$491,185,000	$4,137,474
2,132	10 Year U.S. Treasury Notes	Mar. 2014	265,219,711	268,099,000	2,879,289

					7,016,763

	Short Positions:
1,583	2 Year U.S. Treasury Notes	Mar. 2014	348,506,271	348,581,547	(75,276)
177	Euro-Bobl	Mar. 2014	30,012,694	30,253,166	(240,472)
107	Euro-Bond	Mar. 2014	20,391,941	20,763,585	(371,644)
190	U.S. Ultra Bonds	Mar. 2014	26,416,840	27,324,375	(907,535)

					(1,594,927)

					$5,421,836

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/15/14	Deutsche Bank AG	AUD	7,985	$6,979,900	$6,953,408	$(26,492)
Expiring 04/15/14	JPMorgan Chase	AUD	4,800	4,187,900	4,180,297	(7,603)
Brazilian Real, Expiring 04/14/14	Citigroup Global Markets	BRL	1,448	600,533	588,734	(11,799)
Expiring 04/14/14	Citigroup Global Markets	BRL	6,959	2,873,138	2,829,890	(43,248)
British Pound, Expiring 04/28/14	Citigroup Global Markets	GBP	5,923	9,811,741	9,729,656	(82,085)
Canadian Dollar, Expiring 04/25/14	Deutsche Bank AG	CAD	6,231	5,595,900	5,583,475	(12,425)
Chinese Yuan, Expiring 04/15/14	Citigroup Global Markets	CNY	194,814	32,237,626	32,109,206	(128,420)
Expiring 04/15/14	JPMorgan Chase	CNY	53,273	8,817,137	8,780,488	(36,649)
Expiring 04/15/14	UBS AG	CNY	50,361	8,334,961	8,300,453	(34,508)
Expiring 04/15/14	UBS AG	CNY	60,527	10,016,849	9,976,121	(40,728)

Czech Republic Koruna, Expiring 04/24/14	Barclays Capital Group	CZK	141,895	7,013,250	6,954,579	(58,671)
Expiring 04/24/14	Deutsche Bank AG	CZK	82,909	4,132,100	4,063,531	(68,569)
Euro, Expiring 04/28/14	Citigroup Global Markets	EUR	4,708	6,377,793	6,350,463	(27,330)
Expiring 04/28/14	Deutsche Bank AG	EUR	9,828	13,307,607	13,256,014	(51,593)
Hong Kong Dollar, Expiring 04/15/14	Citigroup Global Markets	HKD	171,421	22,101,624	22,082,609	(19,015)
Hungarian Forint, Expiring 04/24/14	JPMorgan Chase	HUF	2,840,167	12,696,320	12,195,125	(501,195)
Indian Rupee, Expiring 02/03/14	Citigroup Global Markets	INR	196,066	3,117,700	3,127,247	9,547
Expiring 02/03/14	Citigroup Global Markets	INR	1,172,923	18,436,381	18,708,090	271,709
Expiring 02/03/14	Toronto Dominion	INR	2,064,655	32,911,527	32,931,208	19,681
Expiring 02/03/14	UBS AG	INR	695,667	11,046,714	11,095,871	49,157
Expiring 03/04/14	Toronto Dominion	INR	2,064,655	32,426,424	32,721,511	295,087
Israeli Shekel, Expiring 04/30/14	Citigroup Global Markets	ILS	9,654	2,763,180	2,742,210	(20,970)
Expiring 04/30/14	Deutsche Bank AG	ILS	14,500	4,152,800	4,118,843	(33,957)
Japanese Yen, Expiring 04/25/14	JPMorgan Chase	JPY	2,825,414	27,621,900	27,666,655	44,755
Expiring 04/28/14	Citigroup Global Markets	JPY	1,698,941	16,298,074	16,636,469	338,395
Malaysian Ringgit, Expiring 04/10/14	UBS AG	MYR	13,453	4,089,000	4,003,553	(85,447)
Mexican Peso, Expiring 04/25/14	BNP Paribas	MXN	174,988	13,076,989	12,997,642	(79,347)
Expiring 04/25/14	Deutsche Bank AG	MXN	112,188	8,375,800	8,332,994	(42,806)
New Taiwanese Dollar, Expiring 03/04/14	UBS AG	TWD	272,796	9,263,167	9,013,221	(249,946)
New Zealand Dollar, Expiring 04/15/14	Barclays Capital Group	NZD	18,800	15,535,875	15,120,293	(415,582)
Expiring 10/23/14	Goldman Sachs & Co.	NZD	8,467	6,825,600	6,690,376	(135,224)
Norwegian Krone, Expiring 04/24/14	JPMorgan Chase	NOK	48,009	7,767,165	7,624,638	(142,527)
Peruvian Nuevo Sol, Expiring 02/04/14	Citigroup Global Markets	PEN	321	113,841	113,689	(152)
Expiring 02/04/14	Citigroup Global Markets	PEN	17,364	6,225,190	6,144,820	(80,370)
Expiring 02/04/14	Citigroup Global Markets	PEN	17,685	6,266,674	6,258,508	(8,166)
Philippine Peso, Expiring 03/17/14	Barclays Capital Group	PHP	398,845	8,932,290	8,794,567	(137,723)
Polish Zloty, Expiring 04/24/14	Barclays Capital Group	PLN	81,283	26,323,237	25,646,893	(676,344)
Romanian Leu, Expiring 04/24/14	Hong Kong & Shanghai Bank	RON	17,550	5,240,349	5,196,747	(43,602)
Russian Ruble, Expiring 04/17/14	Citigroup Global Markets	RUB	102,110	3,032,047	2,858,666	(173,381)
Singapore Dollar, Expiring 04/17/14	BNP Paribas	SGD	5,337	4,187,900	4,179,903	(7,997)

South African Rand, Expiring 04/25/14	Citigroup Global Markets	ZAR	31,244	2,791,900	2,774,950	(16,950)
South Korean Won, Expiring 04/08/14	UBS AG	KRW	15,371,769	14,290,015	14,303,093	13,078
Swedish Krona, Expiring 04/24/14	BNP Paribas	SEK	185,392	28,567,087	28,259,492	(307,595)
Swiss Franc, Expiring 04/24/14	Deutsche Bank AG	CHF	28,391	31,765,200	31,335,630	(429,570)
Thai Baht, Expiring 02/12/14	Barclays Capital Group	THB	42,818	1,347,400	1,296,305	(51,095)
Expiring 02/12/14	Barclays Capital Group	THB	44,190	1,361,900	1,337,822	(24,078)
Expiring 02/12/14	Barclays Capital Group	THB	131,792	4,081,000	3,989,958	(91,042)
Expiring 02/12/14	Barclays Capital Group	THB	132,038	4,073,600	3,997,387	(76,213)
Expiring 02/12/14	BNP Paribas	THB	131,437	4,081,000	3,979,197	(101,803)
Expiring 02/12/14	Credit Suisse First Boston Corp.	THB	131,549	4,080,100	3,982,593	(97,507)
Turkish Lira, Expiring 04/30/14	Deutsche Bank AG	TRY	4,541	1,954,400	1,957,903	3,503
Expiring 04/30/14	Deutsche Bank AG	TRY	12,990	5,583,900	5,600,105	16,205
Expiring 04/30/14	Deutsche Bank AG	TRY	22,968	9,689,900	9,901,996	212,096

				$542,781,601	$539,375,092	$(3,406,509)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/15/14	Deutsche Bank AG	AUD	6,423	$5,595,900	$5,593,697	$2,203
Expiring 04/15/14	Goldman Sachs & Co.	AUD	15,971	13,810,900	13,908,114	(97,214)
British Pound, Expiring 04/25/14	JPMorgan Chase	GBP	5,023	8,286,600	8,252,082	34,518
Expiring 04/28/14	Citigroup Global Markets	GBP	7,810	12,978,065	12,830,836	147,229
Canadian Dollar, Expiring 04/25/14	Toronto Dominion	CAD	26,351	24,072,915	23,612,738	460,177
Czech Republic Koruna, Expiring 04/24/14	BNP Paribas	CZK	227,648	11,174,200	11,157,482	16,718
Danish Krone, Expiring 04/24/14	Barclays Capital Group	DKK	21,949	3,992,166	3,970,229	21,937
Euro, Expiring 02/03/14	Citigroup Global Markets	EUR	4,708	6,377,962	6,350,223	27,739
Expiring 04/28/14	Citigroup Global Markets	EUR	1,056	1,429,610	1,424,560	5,050
Expiring 04/28/14	Credit Suisse First Boston Corp.	EUR	858	1,173,196	1,156,835	16,361
Expiring 04/28/14	Goldman Sachs & Co.	EUR	5,151	7,043,664	6,948,000	95,664
Hungarian Forint, Expiring 04/24/14	Citigroup Global Markets	HUF	782,253	3,357,500	3,358,842	(1,342)
Expiring 04/24/14	Deutsche Bank AG	HUF	1,549,387	6,894,700	6,652,769	241,931
Expiring 04/24/14	Deutsche Bank AG	HUF	634,952	2,793,600	2,726,361	67,239
Indian Rupee, Expiring 02/03/14	Citigroup Global Markets	INR	1,172,923	18,696,909	18,708,090	(11,181)
Expiring 02/03/14	Citigroup Global Markets	INR	196,066	3,125,378	3,127,247	(1,869)

Expiring 02/03/14	Toronto Dominion	INR	2,064,655	32,642,771	32,931,208	(288,437)
Expiring 02/03/14	UBS AG	INR	695,667	11,089,240	11,095,871	(6,631)
Expiring 03/04/14	Citigroup Global Markets	INR	192,485	3,071,400	3,050,576	20,824
Expiring 03/04/14	Citigroup Global Markets	INR	186,651	2,914,600	2,958,122	(43,522)
Expiring 03/04/14	Citigroup Global Markets	INR	177,707	2,707,300	2,816,377	(109,077)
Expiring 03/04/14	UBS AG	INR	368,218	6,280,900	5,835,668	445,232
Expiring 03/04/14	UBS AG	INR	339,471	5,893,600	5,380,083	513,517
Expiring 03/04/14	UBS AG	INR	302,258	5,210,900	4,790,314	420,586
Expiring 03/04/14	UBS AG	INR	254,857	4,386,900	4,039,079	347,821
Expiring 03/04/14	UBS AG	INR	212,011	3,111,400	3,360,035	(248,635)
Japanese Yen, Expiring 04/28/14	Hong Kong & Shanghai Bank	JPY	9,147,077	88,406,172	89,570,567	(1,164,395)
Malaysian Ringgit, Expiring 04/10/14	UBS AG	MYR	12,940	3,861,000	3,850,983	10,017
Mexican Peso, Expiring 04/25/14	Deutsche Bank AG	MXN	55,255	4,124,900	4,104,192	20,708
Expiring 04/25/14	Deutsche Bank AG	MXN	37,390	2,762,200	2,777,211	(15,011)
New Taiwanese Dollar, Expiring 03/04/14	Citigroup Global Markets	TWD	272,796	9,257,352	9,013,222	244,130
Expiring 03/04/14	UBS AG	TWD	125,242	4,136,800	4,138,008	(1,208)
Expiring 03/18/14	Citigroup Global Markets	TWD	123,242	4,089,000	4,074,155	14,845
Expiring 03/18/14	Citigroup Global Markets	TWD	81,169	2,717,400	2,683,280	34,120
New Zealand Dollar, Expiring 04/15/14	UBS AG	NZD	6,953	5,595,900	5,591,992	3,908
Norwegian Krone, Expiring 04/24/14	Barclays Capital Group	NOK	44,088	6,994,900	7,001,961	(7,061)
Expiring 04/24/14	BNP Paribas	NOK	81,723	13,258,500	12,979,119	279,381
Expiring 04/24/14	BNP Paribas	NOK	43,739	6,983,900	6,946,609	37,291
Peruvian Nuevo Sol, Expiring 02/04/14	Citigroup Global Markets	PEN	17,685	6,253,600	6,258,508	(4,908)
Expiring 02/04/14	Citigroup Global Markets	PEN	17,364	6,152,837	6,144,820	8,017
Expiring 02/04/14	Citigroup Global Markets	PEN	321	113,837	113,689	148
Philippine Peso, Expiring 03/17/14	UBS AG	PHP	403,216	9,204,800	8,890,963	313,837
Polish Zloty, Expiring 04/24/14	BNP Paribas	PLN	31,051	9,792,900	9,797,434	(4,534)
Russian Ruble, Expiring 04/17/14	Citigroup Global Markets	RUB	285,979	8,264,200	8,006,220	257,980
Expiring 04/17/14	Citigroup Global Markets	RUB	147,644	4,187,900	4,133,435	54,465
Expiring 04/17/14	Toronto Dominion	RUB	111,062	3,282,904	3,109,268	173,636
Singapore Dollar, Expiring 04/17/14	Citigroup Global Markets	SGD	5,329	4,185,152	4,173,801	11,352

South African Rand, Expiring 04/25/14	Citigroup Global Markets	ZAR	49,425	4,369,723	4,389,667	(19,944)
South Korean Won, Expiring 04/08/14	Citigroup Global Markets	KRW	2,909,015	2,714,900	2,706,775	8,125
Expiring 04/08/14	UBS AG	KRW	12,685,912	11,601,200	11,803,962	(202,762)
Swedish Krona, Expiring 04/24/14	Goldman Sachs & Co.	SEK	64,117	9,792,900	9,773,364	19,536
Swiss Franc, Expiring 04/24/14	Credit Suisse First Boston Corp.	CHF	23,412	25,758,066	25,839,355	(81,289)
Expiring 04/24/14	Credit Suisse First Boston Corp.	CHF	4,957	5,537,100	5,471,577	65,523
Expiring 04/24/14	Goldman Sachs & Co.	CHF	3,762	4,187,900	4,152,352	35,548
Thai Baht, Expiring 02/12/14	Barclays Capital Group	THB	176,925	5,447,800	5,356,333	91,467
Expiring 02/12/14	Barclays Capital Group	THB	131,947	4,069,800	3,994,656	75,144
Expiring 02/12/14	Barclays Capital Group	THB	130,049	4,078,500	3,937,173	141,327
Expiring 02/12/14	Citigroup Global Markets	THB	172,953	5,414,600	5,236,073	178,527
Expiring 11/18/14	Credit Suisse First Boston Corp.	THB	169,548	5,000,000	5,067,888	(67,888)
Turkish Lira, Expiring 04/30/14	Barclays Capital Group	TRY	188,387	79,532,012	81,217,801	(1,685,789)

				$579,242,931	$578,341,847	$901,084

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Cross currency exchange contracts outstanding at January 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation(1)	Counterparty
04/24/14	Buy	GBP	3,341	NOK	34,274	44,912	Deutsche Bank AG
04/24/14	Buy	JPY	572,402	EUR	4,144	15,988	Deutsche Bank AG

						$60,900

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 Month BBSW(2)	$(110,757)	$—	$(110,757)	Barclays Capital Group
AUD	3,190	12/20/32	4.420%	6 Month BBSW(2)	(143,701)	—	(143,701)	Citigroup Global Markets
BRL	99,480	01/01/17	—	1 Day Brazil Interbank Rate(2)	(2,279,722)	—	(2,279,722)	Hong Kong & Shanghai Bank
BRL	21,481	01/01/17	—	1 Day Brazil Interbank Rate(2)	(819,564)	—	(819,564)	Barclays Capital Group
BRL	16,966	01/01/17	—	1 Day Brazil Interbank Rate(2)	(891,239)	—	(891,239)	Citigroup Global Markets
COP	4,330	11/19/18	5.380%	1 Day COLIBOR OIS(2)	17,249	—	17,249	Hong Kong & Shanghai Bank

COP	4,330	11/20/18	5.290%	1 Day COLIBOR OIS(2)	8,297	—	8,297	Deutsche Bank AG
EUR	27,100	12/14/14	0.349%	3 Month EURIBOR(1)	9,453	—	9,453	Citigroup Global Markets
EUR	40,200	01/25/16	0.695%	6 Month EURIBOR(2)	283,024	—	283,024	Citigroup Global Markets
EUR	3,150	12/13/27	2.065%	3 Month EURIBOR(1)	93,550	—	93,550	Barclays Capital Group
ILS	91,100	11/20/18	2.163%	3 Month TELBOR(2)	34,277	—	34,277	Barclays Capital Group
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	318,836	—	318,836	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	(139,856)	—	(139,856)	Deutsche Bank AG
MXN	104,200	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(1,038,085)	—	(1,038,085)	Barclays Capital Group
MXN	96,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	(217,676)	—	(217,676)	Deutsche Bank
NZD	2,000	08/09/16	3.125%	3 Month BBR(2)	(19,326)	—	(19,326)	Citigroup Global Markets
NZD	7,900	08/18/16	4.173%	3 Month BBR(2)	111,259	—	111,259	Citigroup Global Markets
NZD	4,800	03/26/17	3.810%	3 Month BBR(2)	(666)	—	(666)	Hong Kong & Shanghai Bank
NZD	2,570	08/12/18	4.143%	3 Month BBR(2)	1,445	—	1,445	Citigroup Global Markets
NZD	1,930	08/13/18	4.160%	3 Month BBR(2)	2,298	—	2,298	Citigroup Global Markets
NZD	1,930	08/13/18	4.218%	3 Month BBR(2)	6,394	—	6,394	Barclays Capital Group
NZD	3,370	09/25/22	3.790%	3 Month BBR(2)	(200,308)	—	(200,308)	Citigroup Global Markets
NZD	2,620	08/12/23	4.648%	3 Month BBR(2)	(28,640)	—	(28,640)	Citigroup Global Markets
NZD	1,900	08/13/23	4.668%	3 Month BBR(2)	(18,347)	—	(18,347)	Citigroup Global Markets
NZD	1,900	08/13/23	4.730%	3 Month BBR(2)	(10,609)	—	(10,609)	Barclays Capital Group
PLN	84,400	06/28/18	3.736%	6 Month WIBOR(2)	292,154	—	292,154	Citigroup Global Markets
RUB	262,500	05/17/23	7.250%	3 Month MosPrime(2)	(265,651)	—	(265,651)	Credit Suisse First Boston Corp.
RUB	262,500	05/20/23	7.250%	3 Month MosPrime(2)	(268,576)	—	(268,576)	Credit Suisse First Boston Corp.
	29,815	12/14/14	0.351%	3 Month LIBOR(2)	24,125	—	24,125	Citigroup Global Markets
	48,310	01/25/16	0.503%	3 Month LIBOR(1)	(53,844)	—	(53,844)	Citigroup Global Markets
	38,885	08/31/16	0.934%	3 Month LIBOR(2)	418,621	—	418,621	Credit Suisse First Boston Corp.
	2,195	09/14/16	1.206%	3 Month LIBOR(1)	(40,156)	—	(40,156)	Deutsche Bank AG
	44,635	08/31/17	0.751%	3 Month LIBOR(1)	366,917	—	366,917	Bank of Nova Scotia
	2,220	04/18/18	0.986%	6 Month LIBOR(1)	33,333	—	33,333	Citigroup Global Markets
	27,095	11/15/19	1.334%	3 Month LIBOR(1)	788,171	—	788,171	Citigroup Global Markets
	5,640	04/19/20	1.441%	6 Month LIBOR(1)	207,281	—	207,281	Citigroup Global Markets
	4,030	12/13/27	2.200%	3 Month LIBOR(2)	(470,700)	—	(470,700)	Barclays Capital Group
ZAR	173,500	06/25/18	7.420%	3 Month JIBAR(2)	(398,327)	—	(398,327)	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	(56,813)	—	(56,813)	Hong Kong & Shanghai Bank

					$(4,455,879)	$—	$(4,455,879)

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
MXN	135,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	$—	$131,983	$131,983
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	—	(177,394)	(177,394)
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	81	(342,134)	(342,215)
	19,075	11/27/18	1.592%	3 Month LIBOR(1)	236	(43,374)	(43,610)
	79,935	02/28/18	1.649%	3 Month LIBOR(1)	510	(1,269,483)	(1,269,993)
	50,480	08/31/20	2.085%	3 Month LIBOR(1)	453	66,995	66,542
	50,625	08/31/20	2.219%	3 Month LIBOR(1)	454	(360,095)	(360,549)
	12,775	08/31/20	2.490%	3 Month LIBOR(1)	227	(310,189)	(310,416)
	62,960	08/29/15	0.740%	3 Month LIBOR(1)	213	(206,751)	(206,964)
	77,250	08/31/20	2.278%	3 Month LIBOR(1)	614	(838,115)	(838,729)
	405,000	07/24/15	0.476%	3 Month LIBOR(2)	—	857,719	857,719
	35,050	08/09/23	4.231%	3 Month LIBOR(2)	308	275,676	275,368
	82,250	08/07/23	4.248%	3 Month LIBOR(2)	—	710,609	710,609
	35,050	08/08/23	4.283%	3 Month LIBOR(2)	308	354,538	354,230
NZD	83,940	09/01/15	3.858%	3 Month NZD LIBOR(2)	182	(97,486)	(97,668)
NZD	5,260	08/19/23	4.850%	3 Month NZD LIBOR(2)	155	(69,305)	(69,460)
PLN	65,000	09/03/18	3.985%	6 Month WIBOR(2)	137	235	98
HUF	3,020,000	11/18/18	4.340%	6 Month BUBOR(2)	62	(220,163)	(220,225)
HUF	1,800,000	09/03/23	5.940%	6 Month BUBOR(2)	64	261,619	261,555
HUF	541,300	09/02/23	6.085%	6 Month BUBOR(2)	20	103,926	103,906
EUR	113,600	09/11/15	0.565%	6 Month EURIBOR(1)	589	(430,344)	(430,933)
GBP	10,100	11/21/23	2.761%	6 Month GBP LIBOR(2)	373	21,988	21,615
PLN	22,500	11/18/23	4.020%	6 Month WIBOR(2)	106	(234,609)	(234,715)
PLN	7,400	09/02/18	4.020%	6 Month WIBOR(2)	57	3,439	3,382

					$5,149	$(1,810,715)	$(1,815,864)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at January 31, 2014	Unrealized (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.21.V1	12/20/18	1.000%		795,500	$ (8,074,266)	$(10,585,133)	$(2,510,867)
iTRAXX.EUR.19.V1	06/20/18	1.000%	EUR	1,000	(179)	(15,324)	(15,145)

					$ (8,074,445)	$(10,600,457)	$(2,526,012)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at January 31, 2014	Unrealized (Depreciation)(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.18.V2	06/20/17	5.000%		89,100	$ 8,192,855	$7,141,922	$(1,050,933)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfont Premiums Paid (Received)	Unrealized Depreciation(5)	Conterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	1,300	$ (165,963)	$—	$(165,963)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%	2,500	(12,120)	(1,332)	(10,788)	Credit Suisse First Boston Corp.
Duke Energy Corp.	03/20/14	0.700%	1,250	(2,197)	—	(2,197)	Goldman Sachs & Co.
International Paper Co.	03/20/14	5.300%	2,000	(26,605)	—	(26,605)	Goldman Sachs & Co.
R.R. Donnelley & Sons Co.	06/20/14	1.000%	2,400	(10,319)	14,794	(25,113)	Deutsche Bank AG

Credit default swap agreements outstanding at January 31, 2014 (cont’d.):

R.R. Donnelley & Sons Co.	09/20/16	1.000%		1,800	(2,074)	84,237	(86,311)	JPMorgan Chase
SLM Corp.	06/20/14	5.000%		1,450	(34,684)	21,229	(55,913)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%		1,885	(18,358)	3,323	(21,680)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%		1,650	16,166	18,287	(2,121)	JPMorgan Chase

					$(256,154)	$140,538	$(396,692)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfont Premiums Paid (Received)	Unrealized Depreciation(5)	Conterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,100	$(694,541)	$316,482	$(1,011,023)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR	35,500	(702,456)	528,926	(1,231,382)	Deutsche Bank AG

					$(1,396,997)	$845,408	$(2,242,405)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%		16,320	$1,315,614	$684,533	$631,081	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%		44,400	3,579,245	1,917,833	1,661,412	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		28,080	2,263,631	1,230,450	1,033,181	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		31,200	2,515,145	1,425,667	1,089,479	Deutsche Bank AG
CDX.NA.HY.18.V2	06/20/17	5.000%		13,860	1,188,565	(1,099,175)	2,287,739	Bank of America

					$10,862,200	$4,159,308	$6,702,892

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2014.
#	Notional amount is shown in US dollars unless otherwise stated.

Currency swap agreements outstanding at January 31, 2014:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over the counter swap agreements:
4,206	3 Month LIBOR	EUR	3,250	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	10/17/14	$(169,442)	$—	$(169,442)
2,571	3 Month LIBOR	EUR	1,980	3 Month EURIBOR minus 30.50 bps	Barclays Capital Group	12/04/14	(91,894)	—	(91,894)
5,552	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 26.00 bps	Barclays Capital Group	01/14/15	(100,762)	—	(100,762)
57,079	3 Month LIBOR	EUR	43,030	3 Month EURIBOR minus 26.25 bps	Barclays Capital Group	01/25/15	(831,782)	—	(831,782)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	(5,719)	—	(5,719)

396	3 Month LIBOR	EUR	300	3 month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	(6,988)	—	(6,988)
1,205	3 Month LIBOR	JPY	120,000	3 month JPY LIBOR minus 54 bps	Barclays Capital Group	10/12/16	36,494	—	36,494
TRY 14,900	7.700%		7,740	3 Month LIBOR	Barclays Capital Group	07/22/18	(1,457,895)	—	(1,457,895)
TRY 15,740	7.710%		8,185	3 Month LIBOR	Barclays Capital Group	07/23/18	(1,547,303)	—	(1,547,303)
5,581	3 Month LIBOR	EUR	4,200	3 Month EURIBOR minus 25.75 bps	Citigroup Global Markets	01/18/15	(71,731)	—	(71,731)
47,692	3 Month LIBOR	EUR	35,845	3 Month EURIBOR minus 26 bps	Citigroup Global Markets	01/25/15	(550,493)	—	(550,493)
2,491	3 Month LIBOR	JPY	242,815	3 month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	120,683	—	120,683
448	3 Month LIBOR plus 333 bps	JPY	35,000	4.500%	Citigroup Global Markets	06/08/15	104,833	(17,610)	122,443
1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	277,935	(56,203)	334,138
508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	(29,123)	—	(29,123)
2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	(288,340)	(21,885)	(266,455)
1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	(28,185)	—	(28,185)
2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.45%	Citigroup Global Markets	03/24/17	608,255	10,901	597,354
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	(605,475)	(258,837)	(346,638)
1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	(394,484)	(182,593)	(211,891)
4,879	3 Month LIBOR	EUR	3,660	3 Month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(46,947)	—	(46,947)
23,110	3 Month LIBOR	EUR	17,415	3 month EURIBOR minus 26 bps	Hong Kong & Shanghai Bank	01/25/15	(328,512)	—	(328,512)
1,604	3 Month LIBOR	CHF	1,500	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(47,572)	—	(47,572)
TRY 30,333	8.68%		14,786	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(1,322,920)	—	(1,322,920)
TRY 82,730	8.69%		39,812	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(3,119,136)	—	(3,119,136)
275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	(6,239)	—	(6,239)
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(79,303)	—	(79,303)
7,872	3 Month LIBOR	EUR	6,000	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase	10/19/14	(206,138)	—	(206,138)
762	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 31.25 bps	JPMorgan Chase	11/15/14	(44,522)	—	(44,522)
1,164	3 Month LIBOR plus 398 bps	EUR	950	4.500%	JPMorgan Chase	11/30/15	(133,223)	(20,152)	(113,071)

							$(10,365,928)	$(546,379)	$(9,819,549)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$2,235,012	$—
Collateralized Loan Obligations	—	257,047,879	—
Non-Residential Mortgage-Backed Securities	—	17,581,566	—
Residential Mortgage-Backed Securities	—	199,886,832	—
Bank Loans	—	70,762,804	9,201,677
Commercial Mortgage-Backed Securities	—	329,955,650	10,308,000
Corporate Bonds	—	1,263,319,748	11,241,536
Covered Bonds	—	6,379,103	—
Foreign Agencies	—	87,998,779	—
Municipal Bonds	—	64,029,768	—
Sovereign Bonds	—	193,864,877	—
U.S. Government Agency Obligations	—	65,979,751	—
U.S. Treasury Obligations	—	170,144,887	—
Preferred Stock	596,860	—	—
Affiliated Mutual Funds	337,577,145	—	—
Other Financial Instruments*
Futures Contracts	5,421,836	—	—
Forward Foreign Currency Exchange Contracts	—	(2,444,531)	—
Interest Rate Swap Agreements	—	(6,271,743)	—
Credit Default Swap Agreements	—	489,047	(2,197)
Currency Swap Agreements	—	(9,819,549)	—

Total	$343,595,841	$2,711,139,880	$30,749,016

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Credit Default Swap Agreements
Balance as of 10/31/13	—	$25,779,551	$9,036,373	$11,202,375	$(4,345)
Realized gain (loss)	—	—	—	—	— **
Change in unrealized appreciation (depreciation)***	8,042	—	174,350	245,242	2,148
Purchases	10,299,958	—	—	—	—
Sales	—	—	(9,046)	(206,081)	—
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(25,779,551)	—	—	—

Balance as of 01/31/14	$10,308,000	$—	$9,201,677	$11,241,536	$(2,197)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(2,212).
***	Of which, $429,782 was included in Net Assets relating to securities held at the reporting period end.

It is the fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 2 Collateralized Loan Obligations transferred out of Level 3 as a result of the securities no longer using a single broker quote and being priced by the primary valuation vendor source.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.